  To be filed with the Securities and Exchange Commission on February 22, 2002

                                               Securities Act File No. 333-56881
                                        Investment Company Act File No. 811-8817


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933       [X]
                         Pre-Effective Amendment No                      [ ]
                       Post-Effective Amendment No. 23                   [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940   [X]
                              Amendment No. 25                           [X]
                        (Check appropriate box or boxes)


                              PILGRIM EQUITY TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

         James M. Hennessy, Esq                              With copies to:
      ING Pilgrim Investments, LLC                       Margaret Bancroft, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            30 Rockefeller Plaza
(Name and Address of Agent for Service)                    New York, NY 10112


 It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (b)

[ ]   on (date) pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

[x] It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 or on such earlier date as the Commission may designate pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                                              PROSPECTUS


         PROSPECTUS


(PHOTO OF ABACUS)
         March 1, 2002


         Classes A, B and C

                                                 ING PRINCIPAL
                                                 PROTECTION FUND III

         The Offering Phase will run from
         March 1, 2002 through May 30, 2002.
         All monies to purchase shares during
         the Offering Phase must be received
         no later than May 30, 2002.

       This prospectus contains
       important information about
       investing in the ING Principal
       Protection Fund III. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Fund
       will achieve its objective. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                        (ING FUNDS LOGO)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



--------------------------------------------------------------------------------

These pages contain a description of the ING Principal Protection Fund III
(Fund), including its objective, investment strategy and risks.

You'll also find:

--------------------------------------------------------------------------------
[MONEY GRAPHIC]

         FUND



         PERFORMANCE




--------------------------------------------------------------------------------



A SECTION ON FUND PERFORMANCE.



--------------------------------------------------------------------------------
[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



--------------------------------------------------------------------------------


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    ING PRINCIPAL PROTECTION FUND III,
      INVESTMENT OBJECTIVE, STRATEGIES AND
      RISKS                                          1
    WHAT YOU PAY TO INVEST                           6
    THE GUARANTEE                                    7
    SHAREHOLDER GUIDE                                9
    MANAGEMENT OF THE FUND                          15
    DIVIDENDS, DISTRIBUTIONS AND TAXES              16
    MORE INFORMATION ABOUT RISKS                    17
    WHERE TO GO FOR MORE INFORMATION        Back Cover



The Fund may suit you if you:



    - have an investment time horizon
     of at least five years



    - are a conservative investor who
     seeks potential for growth but
     places a premium on capital
     presentation.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

OFFERING    MARCH 1, 2002-
PERIOD      MAY 30, 2002


OFFERING    MARCH 1, 2002-
PERIOD      APRIL 30, 2002
IRA
TRANSFERS


QUIET       MAY 31, 2002-
PERIOD      JUNE 5, 2002


GUARANTEE  JUNE 6, 2002-
PERIOD      JUNE 5, 2007


GUARANTEE  JUNE 5, 2007
MATURITY
DATE


INDEX PLUS
LARGECAP  JUNE 6, 2007
PERIOD
BEGINS





                                               ING PRINCIPAL PROTECTION FUND III

--------------------------------------------------------------------------------

                        THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS. PLEASE READ IT CAREFULLY.



                        INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


                        OVERVIEW


                         DURING THE GUARANTEE PERIOD, THE FUND SEEKS TO PARTICIPATE IN FAVORABLE EQUITY MARKET CONDITIONS WHILE PRESERVING AT LEAST THE PRINCIPAL AMOUNT OF THE FUND AS OF THE INCEPTION OF THE GUARANTEE PERIOD. The Fund guarantees that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period less certain expenses (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, or if there are expenses incurred by the Fund which are not covered by the Expense Limitation Agreement with the Fund's Adviser, the shareholder's guaranteed amount will be reduced as more fully described below. The Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to ING Equity Trust for the benefit of the shareholders of the Fund by MBIA Insurance Corporation (MBIA), a monoline financial guarantor.

                         DURING THE INDEX PLUS LARGECAP PERIOD, WHICH WILL COMMENCE IMMEDIATELY FOLLOWING THE GUARANTEE PERIOD, THE FUND SEEKS TO OUTPERFORM THE TOTAL RETURN PERFORMANCE OF THE STANDARD AND POOR'S 500 INDEX, WHILE MAINTAINING A RISK PROFILE CONSISTENT WITH THE INDEX.


                         Shares of the Fund will be offered during the Offering Period and the Index Plus LargeCap Period only. Shares will not be offered during the Guarantee Period, except in connection with the reinvestment of dividends.



                         The Fund's investment objectives may be changed by the Trust's Board of Trustees without shareholder approval.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.
                                       ING Principal Protection Fund III       1

                                                  ADVISER
                                                  ING Investments, LLC
                                                  SUB-ADVISER
                                                  Aeltus Investment Management,
ING PRINCIPAL PROTECTION FUND III                 Inc.
--------------------------------------------------------------------------------

                                                      [TARGET GRAPHIC]
GUARANTEE
PERIOD
OBJECTIVE

During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period.

                                                      [COMPASS GRAPHIC]
GUARANTEE
PERIOD
INVESTMENT
STRATEGY

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between an:

- EQUITY COMPONENT, consisting primarily of common stocks, and a

- FIXED COMPONENT, consisting primarily of U.S. Government securities.

EQUITY COMPONENT -- the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an Enhanced Index Strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include up to 20% of S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component must hold 400 stocks and generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

The Fund may use futures for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.

FIXED COMPONENT -- the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate-duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

ASSET ALLOCATION -- the Sub-Adviser uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including, but not limited to:

- the market value of the Fund's assets as compared to the aggregate guaranteed amount;

- the prevailing level of interest rates;

- equity market volatility; and

- the length of time remaining until the Guarantee Maturity Date.

The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.

The model may require the Fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers


 2      ING Principal Protection Fund III

                                               ING PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------

to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

TRANSITION PERIOD. After June 5, 2007 (Guarantee Maturity Date), the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund's Index Plus LargeCap Period investment objective as described later in the Prospectus.

                                                      [SCALE GRAPHIC]
GUARANTEE
PERIOD
RISKS


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Sub-Adviser's ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. BECAUSE THE FUND INVESTS IN BOTH STOCKS AND BONDS, THE FUND MAY UNDERPERFORM STOCK FUNDS WHEN STOCKS ARE IN FAVOR AND UNDERPERFORM BOND FUNDS WHEN BONDS ARE IN FAVOR.


INVESTING IN STOCKS. The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



INVESTING IN BONDS. The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.



OVERWEIGHTED FIXED COMPONENT. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. USE OF THE FIXED COMPONENT REDUCES THE FUND'S ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS MORE HEAVILY INVESTED IN EQUITIES. IN ADDITION, THE TERMS OF A FINANCIAL GUARANTY AGREEMENT EXECUTED IN CONNECTION WITH THE GUARANTEE PRESCRIBES THE MANNER IN WHICH THE FUND MUST BE MANAGED DURING THE GUARANTEE PERIOD. ACCORDINGLY, THE FINANCIAL GUARANTY AGREEMENT COULD LIMIT THE SUB-ADVISER'S ABILITY TO ALTER THE MANAGEMENT OF THE FUND DURING THE GUARANTEE PERIOD IN RESPONSE TO CHANGING MARKET CONDITIONS.



USE OF FUTURES. The use of futures contracts by the Fund can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.



TRANSACTION COSTS AND TAXES. The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs.


The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Fund and may therefore also increase the tax liability of shareholders. The Fund will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.
                                       ING Principal Protection Fund III       3

ING PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------


SHARES OF THE FUND MAY FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.


For a description of additional principal risks, see "Other Principal Risks of Investing in the Fund" and "More Information About Risks" later in this Prospectus.

OTHER PRINCIPAL RISKS
OF INVESTING IN THE FUND

If Fund assets do not reach $75 million by the end of the Offering Phase, or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Board reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current net asset value (NAV) of their shares.

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a contingent deferred sales charge (CDSC) and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described later in the Prospectus. Also, certain Fund expenses are not covered by the Expense Limitation Agreement with the Adviser, such as interest, taxes and extraordinary expenses and the amount of any such expenses is not covered by the Guarantee.

                                                      [TARGET GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
OBJECTIVE

During the Index Plus LargeCap Period, the Fund seeks to outperform the total return performance of the S&P 500, while maintaining a risk profile consistent with the Index.

                                                       [COMPASS GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
INVESTMENT
STRATEGY


During the Index Plus LargeCap Period, the Fund's principal investment strategies are the same as those of the Enhanced Index Strategy, as described above under Equity Component, except that the Fund may use both futures contracts and options on indices.


The primary use of futures contracts and options is for hedging purposes. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

                                                      [SCALE GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
RISKS


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


The principal risks of an investment in the Fund during the Index Plus LargeCap Period are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. Other risks include the Fund's use of futures contracts and options. The risks associated with futures contracts are described under "Guarantee Period Risks" which also apply to the use of options.

For a description of additional principal risks, see "Other Principal Risks of Investing in the Fund" above and "More Information About Risks" later in this Prospectus.


 4      ING Principal Protection Fund III

                                               ING PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------

          [MONEY]
HOW THE
FUND HAS
PERFORMED
                     Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING Principal Protection Fund III       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses that you may pay if you buy and sell shares of the Fund.

FEES YOU PAY DIRECTLY

                                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE) %                                   5.75(1)    None       None
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR
  SALES PRICE, WHICHEVER IS LESS)                                None(2)    5.00(3)    1.00(4)



(1) Reduced for purchases of $50,000 and over. Please see page 9.

(2) A CDSC of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 9.

(3) Imposed on redemptions within 1 year of purchase. The fee has scheduled reductions after the first year. Please see page 9.

(4) Imposed on redemptions within 1 year of purchase. Please see page 9.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

                                 DISTRIBUTION                     TOTAL
                                 AND SERVICE                      FUND            WAIVER
                   MANAGEMENT      (12b-1)          OTHER       OPERATING           AND             NET
FUND                 FEE(2)          FEES        EXPENSES(3)    EXPENSES     REIMBURSEMENTS(4)    EXPENSES
----------------------------------------------------------------------------------------------------------
 Class A      %       0.80           0.25           0.70          1.75              --              1.75
 Class B      %       0.80           1.00           0.70          2.50              --              2.50
 Class C      %       0.80           1.00           0.70          2.50              --              2.50

--------------------------------------------------------------------------------

(1) Because the Fund is new, Other Expenses, shown above, are estimated.

(2) Because the management fee will be different during the Offering Phase, Guarantee Period and the Index Plus LargeCap Period, the fee in this chart reflects the fee to be paid during the Guarantee Period. The fee during the Offering Phase is 0.25%. The fee during the Index Plus LargeCap Period is 0.60%.

(3) An administrative services fee of 0.10%, as well as a fee of $5.00 per year per shareholder account, and a guarantee fee of 0.33% are included in Other Expenses.

(4) ING Investments has entered into a written Expense Limitation Agreement with the Fund under which it will limit expenses of the Fund, excluding expenses such as interest, taxes and extraordinary expenses, subject to possible reimbursement to ING Investments within three years to a maximum of 1.75% in the case of Class A and 2.50% in the case of Classes B and C. The amount of the Fund's expenses estimated to be waived or reimbursed by ING Investments is shown under the heading "Waivers and Reimbursements." The expense limit will continue through at least the Guarantee Maturity Date.

EXAMPLES
The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance vary.

CLASS A

         1 YEAR*      3 YEARS*
------------------------------
$          743         1,094

CLASS B

         IF YOU SELL YOUR SHARES        IF YOU DON'T SELL YOUR SHARES
         -----------------------        ------------------------------
         1 YEAR*       3 YEARS*          1 YEAR*             3 YEARS*
----------------------------------------------------------------------
$          753           1,179             253                  779

CLASS C

         IF YOU SELL YOUR SHARES        IF YOU DON'T SELL YOUR SHARES
         -----------------------        ------------------------------
         1 YEAR*       3 YEARS*          1 YEAR*             3 YEARS*
----------------------------------------------------------------------
$          353            779              253                  779

* ING Funds is contractually obligated
  to waive fees and/or reimburse
  expenses through the Guarantee
  Maturity Date. Therefore, all figures
  reflect this waiver/reimbursement.


 6      What You Pay to Invest

                                                                   THE GUARANTEE
--------------------------------------------------------------------------------

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Quiet Period, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period, less expenses not covered by the Expense Limitation Agreement (Guaranteed Amount). The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA pursuant to a financial guarantee insurance policy issued by MBIA for the benefit of the shareholders of the Fund. The Fund will pay to MBIA a fee equal to 0.33% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, MBIA will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. See the SAI or call (800) 992-0180 for additional details regarding the Guarantee and the Expense Limitation Agreement.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held as of the Guarantee Maturity Date for the Guaranteed Amount plus any accrued interest earned during the Offering Phase and Quiet Period and less any applicable CDSC.

EXAMPLE. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 5.75%, $18,850 will be invested in Class A shares and you will have 1,885 shares in your account.

Assume further that at the end of the day on the last day of the Quiet Period (June 5, 2002), the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of June 5, 2002. To calculate your full guarantee, multiply the shares you own on June 5, 2002 by the NAV per share for your class of shares on June 5, 2002. Using our example:

Shares you own on June 5, 2002                    1,885.000
NAV per share of Class A shares on June 5, 2002     x$10.02
                                                 ----------
YOUR GUARANTEED AMOUNT                           $18,887.70
                                                 ----------

YOUR GUARANTEED AMOUNT WILL NOT CHANGE DURING THE GUARANTEE PERIOD AS LONG AS YOU REINVEST ALL YOUR DIVIDENDS AND DISTRIBUTIONS AND MAKE NO WITHDRAWALS PRIOR TO THE GUARANTEE MATURITY DATE. IT WILL BE REDUCED TO THE EXTENT THE FUND INCURS EXPENSES NOT COVERED BY THE EXPENSE LIMITATION AGREEMENT.

REDEMPTIONS OF SHARES DURING THE GUARANTEE PERIOD WILL DECREASE THE GUARANTEED AMOUNT TO WHICH A SHAREHOLDER IS ENTITLED. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.

THE GUARANTEE PER SHARE WILL DECLINE AS DIVIDENDS AND DISTRIBUTIONS ARE MADE TO SHAREHOLDERS. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

EXAMPLE. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.

Using our example, assume it is now December 11, 2002 and the Fund declares a dividend of $0.15 per share. Also, assume that the Class A NAV is $11.25 per share at the end of the day on December 11, 2002.

To recalculate your Guarantee per Share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,885 shares by $0.15 per share to arrive at $282.75.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $282.75 divided by $11.25 or 25.133 shares.

3. Adjust your account for your additional shares. Add 1,885 and 25.133 to arrive at your new share balance of 1,910.133.

4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                           The Guarantee       7

THE GUARANTEE
--------------------------------------------------------------------------------

share balance. Using our example, divide $18,887.70 by 1,910.133 shares to arrive at the new Guarantee per Share of $9.8882.

5. YOUR GUARANTEED AMOUNT STILL EQUALS $18,887.70.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each class of shares whenever the Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling (800) 992-0180.

See "Dividends, Distribution and Taxes -- Taxes in Relation to the Financial Guarantee" for additional details regarding the financial guarantee.


 8      The Guarantee

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fee of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A CDSC (if you sell your shares prior to the Guarantee Maturity Date), as described on the next page.*

- Automatic conversion to Class A after 8 years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A CDSC (if you sell your shares prior to the Guarantee Maturity Date), as described on the next page.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. For example, the front-end sales charge for Class A shares will reduce your Guaranteed Amount by the amount of the sales charge. In addition, the relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio. So Class B and Class C shares pay corresponding lower dividends and may have a lower net asset value than Class A. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

APPLICATION DEADLINES



All applications to purchase shares during the Offering Period must be received by the transfer agent no later than May 30, 2002, except in the case of IRA transfers which must be received by the transfer agent no later than April 30, 2002. During the Offering Period, fund assets will be invested exclusively in short-term instruments.

No new deposits will be accepted during the Quiet Period and Fund assets will continue to be invested exclusively in short-term investments.



------------------

* Investors who exchange shares of other ING Funds will be subject to the other Fund's CDSC schedule which may mean that their CDSC will extend beyond the Guarantee Maturity Date.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER
GUIDE                                                     CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A

Class A shares of the Fund are sold subject to the following sales charge:

                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $1,000,000           2.00            2.04
 $1,000,000 and over                             See below

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares may be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%     2 Years
 $2,500,000 - $4,999,999        0.50%     1 Year
 $5,000,000 and over            0.25%     1 Year

CLASS B

Class B shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell during the Offering Phase and the Guarantee Period. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The table below shows the applicable CDSC based on the time invested.

REDEMPTION DURING                                        CDSC
 Offering Phase and 1st year of Guarantee Period            5%
 2nd year of Guarantee Period                               5%
 3rd year of Guarantee Period                               4%
 4th year of Guarantee Period                               4%
 5th year of Guarantee Period                               3%
 After Guarantee Period                                  None

CLASS C

Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell during the Offering Phase and the first year of the Guarantee Period. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The Fund imposes a CDSC on redemptions made during the Offering Phase and the first year of the Guarantee Period. The table below shows the applicable CDSC based on the time invested.

REDEMPTION DURING                                         CDSC
 Offering Phase and 1st year of Guarantee Period          1.00%
 After 1st year of Guarantee Period                        None

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases of any of the ING Funds which offers Class A shares to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares you already own to the amount of your next purchase for purposes of calculating the sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares during the Index Plus LargeCap Period, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege is not available during the Offering Phase or the Guarantee Period. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. In addition to the sales charge waiver based on investment size, Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.


 10      Shareholder Guide

                                                                     SHAREHOLDER
HOW TO PURCHASE SHARES                                                     GUIDE
--------------------------------------------------------------------------------

The minimum initial investment amount for the Fund is as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $1,000

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month. This plan is available only during the Index Plus LargeCap period.

The minimum additional investment during the Offering Phase and Index Plus LargeCap Period (for existing shareholders only) is $100.

Make your investment using the table on the right.

ALL APPLICATIONS TO PURCHASE SHARES DURING THE OFFERING PHASE MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN MAY 30, 2002 (APRIL 30, 2002 IN THE CASE OF IRA TRANSFERS). MONIES RECEIVED AFTER MAY 30, 2002 WILL NOT BE INVESTED IN THE FUND, EXCEPT UNDER SPECIAL CIRCUMSTANCES AS DETERMINED BY THE BOARD. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                           Initial                  Additional
     Method              Investment                 Investment

 BY CONTACTING     An investment
 YOUR INVESTMENT   professional with an
 PROFESSIONAL      authorized firm can help
                   you establish and
                   maintain your account.

 BY MAIL           Visit or consult an        Visit or consult an
                   investment professional.   investment professional.
                   Make your check payable    Fill out the Account
                   to the ING Funds and       Additions form included
                   mail it, along with a      on the bottom of your
                   completed Application.     account statement along
                   Please indicate your       with your check payable
                   investment professional    to the Fund and mail
                   on the New Account         them to the address on
                   Application.               the account statement.
                                              Remember to write your
                                              account number on the
                                              check.


 BY WIRE           Call the ING Funds         Wire the funds in the
                   Operations Department at   same manner described
                   (800) 336-3436 to obtain   under "Initial
                   an account number and      Investment."
                   indicate your investment
                   professional on the
                   account.
                   Instruct your bank to
                   wire funds to the Fund
                   in the care of:
                   State Street Bank and
                   Trust Company
                   ABA #101003621
                   Kansas City, MO
                   credit to:
                   ---------------
                   (the Fund) A/C
                   #751-8315; for further
                   credit to:
                   ---------------------
                   Shareholder A/C #
                   -------------------
                   (A/C # you received over
                   the telephone)
                   Shareholder Name:
                  ------------------------
                   (Your Name Here)
                   After wiring funds you
                   must complete the
                   Account Application and
                   send it to:
                   ING Funds
                   P.O. Box 219368
                   Kansas City, MO
                   64121-9368




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       11

SHAREHOLDER
GUIDE                                                       HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

FUND SHARES MAY BE REDEEMED BY SHAREHOLDERS PRIOR TO THE GUARANTEE MATURITY DATE. HOWEVER, REDEMPTIONS MADE FOR ANY REASON PRIOR TO THE GUARANTEE MATURITY DATE WILL BE MADE AT NAV AND ARE NOT ELIGIBLE FOR THE GUARANTEE. MOREOVER, REDEMPTIONS MAY BE SUBJECT TO A CDSC.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

During the Index Plus LargeCap Period, you may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in compliance with the "By Mail" or "By Telephone" procedures in the table to the right. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delays, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                                                                      Method                           Procedures
                                                               BY CONTACTING YOUR       You may redeem by contacting your
                                                               INVESTMENT               investment professional. Investment
                                                               PROFESSIONAL             professionals may charge for their
                                                                                        services in connection with your
                                                                                        redemption request, but neither the Fund
                                                                                        nor the Distributor imposes any such
                                                                                        charge.
                                                               BY MAIL                  Send a written request specifying the
                                                                                        Fund name and share class, your account
                                                                                        number, the name(s) in which the account
                                                                                        is registered, and the dollar value or
                                                                                        number of shares you wish to redeem to:
                                                                                        ING Funds
                                                                                        P.O. Box 219368
                                                                                        Kansas City, MO 64121-9368
                                                                                        If certified shares have been issued, the
                                                                                        certificate must accompany the written
                                                                                        request. Corporate investors and other
                                                                                        associations must have an appropriate
                                                                                        certification on file authorizing
                                                                                        redemptions. A suggested form of such
                                                                                        certificate is provided on the Account
                                                                                        Application. A signature guarantee may be
                                                                                        required.
                                                               BY TELEPHONE --          You may redeem shares by telephone on all
                                                               EXPEDITED REDEMPTION     accounts other than retirement accounts,
                                                                                        unless you check the box on the Account
                                                                                        Application which signifies that you do
                                                                                        not wish to use telephone redemptions. To
                                                                                        redeem by telephone, call the Shareholder
                                                                                        Servicing Agent at (800) 992-0180.
                                                                                        RECEIVING PROCEEDS BY CHECK:
                                                                                        You may have redemption proceeds (up to a
                                                                                        maximum of $100,000) mailed to an address
                                                                                        which has been on record with Pilgrim
                                                                                        Funds for at least 30 days.
                                                                                        RECEIVING PROCEEDS BY WIRE:
                                                                                        You may have redemption proceeds (subject
                                                                                        to a minimum of $5,000) wired to your
                                                                                        pre-designated bank account. You will not
                                                                                        be able to receive redemption proceeds by
                                                                                        wire unless you check the box on the
                                                                                        Account Application which signifies that
                                                                                        you wish to receive redemption proceeds
                                                                                        by wire and attach a voided check. Under
                                                                                        normal circumstances, proceeds will be
                                                                                        transmitted to your bank on the business
                                                                                        day following receipt of your
                                                                                        instructions, provided redemptions may be
                                                                                        made. In the event that share
                                                                                        certificates have been issued, you may
                                                                                        not request a wire redemption by
                                                                                        telephone.


 12      Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The New York Stock Exchange is closed on weekends and most major holidays. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the date of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for the ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       13

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

Senior Fund prospectus or any other ING Fund prospectus by calling (800)
992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


In addition to the Fund available in this prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 922-0180.


You will automatically have the ability to request an exchange by calling the Shareholder Servicing Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR FUND

You are not required to pay an additional CDSC upon an exchange from the Fund to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

During the Index Plus LargeCap Period, with an initial account balance of at least $5,000 and subject to the information and limitation outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a shareholder servicing agent at (800) 992-0180 [select option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this prospectus.


 14      Shareholder Guide

ADVISER
AND SUB-ADVISER                                           MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC, a Delaware limited liability company (ING Investments or Adviser), serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of December 31, 2001, ING Investments managed over $17.6 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase and Quiet Period                           0.25%
Guarantee Period                                          0.80%
Index Plus LargeCap Period                                0.60%

ING Investments has engaged Aeltus Investment Management, Inc., a Connecticut corporation (Aeltus or Sub-Adviser), to serve as the investment sub-adviser to the Fund's portfolio. Aeltus is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Pilgrim.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Investments. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2001, Aeltus managed over $40.8 billion in assets.

Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


For its services, Aeltus is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund and is paid by the Adviser.


Offering Phase and Quiet Period                         0.125%
Guarantee Period                                        0.40 %
Index Plus LargeCap Period                              0.30 %

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD

ASSET ALLOCATION. Mary Ann Fernandez, Senior Vice President, Aeltus, serves as strategist for the Fund and is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed components. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

EQUITY COMPONENT. Hugh T. M. Whelan, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Whelan has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus' fixed income group since 1994.

Douglas E. Cote, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

FIXED COMPONENT. The Fixed Component is managed by a team of Aeltus fixed-income specialists.

PORTFOLIO MANAGEMENT DURING THE INDEX PLUS LARGECAP PERIOD

It is anticipated that Messrs. Whelan and Cote will manage the Fund during the Index Plus LargeCap Period.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       15

DIVIDENDS,
DISTRIBUTIONS
AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


Dividends from net investment income are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the Guarantee per Share of the Fund will be reduced by the amount of the payment.


DIVIDEND REINVESTMENT

Unless you instruct the Fund otherwise, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. An election to have all dividends and distributions invested in another Pilgrim Fund or paid in cash will reduce the Guarantee as described above. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B or C shares of the Fund invested in another ING Fund which offers the same class shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

The asset allocation process may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if such distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the Fixed Component even in situations where the Fund has capital losses from investments in the Equity Component.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.


As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


TAXES IN RELATION TO THE FINANCIAL GUARANTEE. Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.


 16      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. In addition, there is the risk of default by MBIA that could lead to the loss of principal at the conclusion of the Guarantee Period. This section discusses the risks associated with certain types of securities in which the Fund may invest and certain investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities to changing interest rates.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may, during the Index Plus LargeCap Period, lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. The Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest cost. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       17

In addition to the Fund offered in this prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.



DOMESTIC EQUITY GROWTH FUNDS


  ING Biotechnology Fund


  ING Growth Fund


  ING Growth + Value Fund


  ING Growth Opportunities Fund


  ING Internet Fund


  ING LargeCap Growth Fund


  ING MidCap Growth Fund


  ING MidCap Opportunities Fund


  ING SmallCap Growth Fund


  ING SmallCap Opportunities Fund


  ING Small Company Fund


  ING Research Enhanced Index Fund


  ING Technology Fund



DOMESTIC EQUITY INDEX FUNDS


  ING Index Plus Large Cap Fund


  ING Index Plus Mid Cap Fund


  ING Index Plus Small Cap Fund



DOMESTIC EQUITY VALUE FUNDS


  ING Corporate Leaders Trust Fund


  ING Financial Services Fund


  ING Large Company Value Fund


  ING MagnaCap Fund


  ING MidCap Value Fund


  ING SmallCap Value Fund


  ING Tax Efficient Equity Fund


  ING Value Opportunity Fund



DOMESTIC EQUITY AND INCOME FUNDS


  ING Balanced Fund


  ING Convertible Fund


  ING Equity and Income Fund


  ING Growth and Income Fund



GENERATION FUNDS


  ING Ascent Fund


  ING Crossroads Fund


  ING Legacy Fund



FIXED INCOME FUNDS


  ING Bond Fund


  ING Government Fund


  ING GNMA Income Fund


  ING High Yield Fund


  ING High Yield Opportunity Fund


  ING High Yield Bond Fund


  ING Intermediate Bond Fund


  ING National Tax Exempt Bond Fund


  ING Strategic Income Fund


  ING Aeltus Money Market Fund


  ING Classic Money Market Fund


  ING Money Market Fund



INTERNATIONAL EQUITY


  ING Asia-Pacific Equity Fund


  ING Emerging Countries Fund


  ING European Equity Fund


  ING International Core Growth Fund


  ING International Fund


  ING International Growth Fund


  ING International SmallCap Growth Fund


  ING International Value Fund


  ING Precious Metals Fund


  ING Russia Fund



INTERNATIONAL GLOBAL EQUITY


  ING Global Communications Fund


  ING Global Technology Fund


  ING Global Real Estate Fund


  ING Worldwide Growth Fund



LOAN PARTICIPATION FUNDS


  ING Senior Income Fund


  ING Prime Rate Trust

       WHERE TO GO FOR MORE INFORMATION


       The Fund is a series of the ING Equity Trust, a Massachusetts business trust.


       YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

       STATEMENT OF ADDITIONAL INFORMATION (SAI)

       The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

       Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

       ING FUNDS
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034

       1-800-992-0180

       Or visit our website at WWW.INGFUNDS.COM

       This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington,
       D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

       U.S. Securities and Exchange Commission
       Public Reference Section
       450 Fifth Street, N.W.
       Washington, D.C. 20549-0102

       or at the e-mail address: publicinfo@sec.gov

       Or obtain the information at no cost by
       visiting the SEC's Internet website at
       http://www.sec.gov

       When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is: 811-8817.

       (ING FUNDS LOGO)

                                          PP3ABCR030102-030102

                                                              PROSPECTUS


         PROSPECTUS

[PHOTO OF ABACUS]
         March 1, 2002


         Class Q

                                                 ING PRINCIPAL
                                                 PROTECTION FUND III

         The Offering Phase will run from
         March 1, 2002 through May 30, 2002.
         All monies to purchase shares during
         the Offering Phase must be received
         no later than May 30, 2002.

       This prospectus contains
       important information about
       investing in the ING Principal
       Protection Fund III. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Fund
       will achieve its objective. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                        (ING FUNDS LOGO)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



--------------------------------------------------------------------------------

These pages contain a description of the ING Principal Protection Fund III
(Fund), including its objective, investment strategy and risks.

You'll also find:

--------------------------------------------------------------------------------
[MONEY GRAPHIC]

         FUND



         PERFORMANCE



--------------------------------------------------------------------------------


A SECTION ON FUND PERFORMANCE.



--------------------------------------------------------------------------------
[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST.



--------------------------------------------------------------------------------


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    ING PRINCIPAL PROTECTION FUND III,
      INVESTMENT OBJECTIVE, STRATEGIES AND
      RISKS                                          1
    WHAT YOU PAY TO INVEST                           6
    THE GUARANTEE                                    7
    SHAREHOLDER GUIDE                                9
    MANAGEMENT OF THE FUND                          13
    DIVIDENDS, DISTRIBUTIONS AND TAXES              14
    MORE INFORMATION ABOUT RISKS                    15
    WHERE TO GO FOR MORE INFORMATION        Back Cover



The Fund may suit you if you:



    - have an investment time horizon
     of at least five years



    - are a conservative investor who
     seeks potential for growth but
     places a premium on capital
     preservation.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

OFFERING    MARCH 1, 2002-
PERIOD      MAY 30, 2002


OFFERING    MARCH 1, 2002-
PERIOD      APRIL 30, 2002
IRA
TRANSFERS

QUIET       MAY 31, 2002-
PERIOD      JUNE 5, 2002


GUARANTEE  JUNE 6, 2002-
PERIOD      JUNE 5, 2007


GUARANTEE  JUNE 5, 2007
MATURITY
DATE

INDEX PLUS
LARGECAP  JUNE 6, 2007
PERIOD
BEGINS





                                               ING Principal Protection Fund III

--------------------------------------------------------------------------------
                        THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

                        PLEASE READ IT CAREFULLY.



                        INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


                        OVERVIEW


                         DURING THE GUARANTEE PERIOD, THE FUND SEEKS TO PARTICIPATE IN FAVORABLE EQUITY MARKET CONDITIONS WHILE PRESERVING AT LEAST THE PRINCIPAL AMOUNT OF THE FUND AS OF THE INCEPTION OF THE GUARANTEE PERIOD. The Fund guarantees that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period less certain expenses (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, or if there are expenses incurred by the Fund which are not covered by the Expense Limitation Agreement with the Fund's Adviser, the shareholder's guaranteed amount will be reduced as more fully described below. The Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to ING Equity Trust for the benefit of the shareholders of the Fund by MBIA Insurance Corporation (MBIA), a monoline financial guarantor.


                         DURING THE INDEX PLUS LARGECAP PERIOD, WHICH WILL COMMENCE IMMEDIATELY FOLLOWING THE GUARANTEE PERIOD, THE FUND SEEKS TO OUTPERFORM THE TOTAL RETURN PERFORMANCE OF THE STANDARD AND POOR'S 500 INDEX, WHILE MAINTAINING A RISK PROFILE CONSISTENT WITH THE INDEX.


                         Shares of the Fund will be offered during the Offering Period and the Index Plus LargeCap Period only. Shares will not be offered during the Guarantee Period, except in connection with the reinvestment of dividends.



                         The Fund's investment objectives may be changed by the Trust's Board of Trustees without shareholder approval.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Principal Protection Fund III       1

                                                  ADVISER
                                                  ING Investments, LLC
                                                  SUB-ADVISER
                                                  Aeltus Investment Management,
ING PRINCIPAL PROTECTION FUND III                 Inc.
--------------------------------------------------------------------------------

                                                      [TARGET GRAPHIC]
GUARANTEE
PERIOD
OBJECTIVE

During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period.

                                                      [COMPASS GRAPHIC]
GUARANTEE
PERIOD
INVESTMENT
STRATEGY

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between an:

- EQUITY COMPONENT, consisting primarily of common stocks, and a

- FIXED COMPONENT, consisting primarily of U.S. Government securities.

EQUITY COMPONENT -- the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an Enhanced Index Strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include up to 20% of S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component must hold 400 stocks and generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

The Fund may use futures for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.

FIXED COMPONENT -- the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to-intermediate duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

ASSET ALLOCATION -- the Sub-Adviser uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including, but not limited to:

- the market value of the Fund's assets as compared to the aggregate guaranteed amount;

- the prevailing level of interest rates;

- equity market volatility; and

- the length of time remaining until the Guarantee Maturity Date.

The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.

The model may require the Fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers


 2      ING Principal Protection Fund III

                                               ING PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------

to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

TRANSITION PERIOD. After June 5, 2007 (Guarantee Maturity Date), the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund's Index Plus LargeCap Period investment objective as described later in the Prospectus.

                                                      [SCALE GRAPHIC]
GUARANTEE
PERIOD
RISKS


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Sub-Adviser's ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. BECAUSE THE FUND INVESTS IN BOTH STOCKS AND BONDS, THE FUND MAY UNDERPERFORM STOCK FUNDS WHEN STOCKS ARE IN FAVOR AND UNDERPERFORM BOND FUNDS WHEN BONDS ARE IN FAVOR.


INVESTING IN STOCKS. The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



INVESTING IN BONDS. The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.



OVERWEIGHTED FIXED COMPONENT. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. USE OF THE FIXED COMPONENT REDUCES THE FUND'S ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS MORE HEAVILY INVESTED IN EQUITIES. IN ADDITION, THE TERMS OF A FINANCIAL GUARANTY AGREEMENT EXECUTED IN CONNECTION WITH THE GUARANTEE PRESCRIBES THE MANNER IN WHICH THE FUND MUST BE MANAGED DURING THE GUARANTEE PERIOD. ACCORDINGLY, THE FINANCIAL GUARANTY AGREEMENT COULD LIMIT THE SUB-ADVISER'S ABILITY TO ALTER THE MANAGEMENT OF THE FUND DURING THE GUARANTEE PERIOD IN RESPONSE TO CHANGING MARKET CONDITIONS.



USE OF FUTURES. The use of futures contracts by the Fund can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.



TRANSACTION COSTS AND TAXES. The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs.


The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Fund and may therefore also increase the tax liability of shareholders. The Fund will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Principal Protection Fund III       3

ING PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------


SHARES OF THE FUND MAY FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.


For a description of additional principal risks, see "Other Principal Risks of Investing in the Fund" and "More Information About Risks" later in this Prospectus.

OTHER PRINCIPAL RISKS
OF INVESTING IN THE FUND

If Fund assets do not reach $75 million by the end of the Offering Phase, or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Board reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment or (b) the then current net asset value (NAV) of their shares.

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described later in the Prospectus. Also, certain Fund expenses are not covered by the Expense Limitation Agreement with the Adviser, such as interest, taxes and extraordinary expenses and the amount of any such expenses is not covered by the Guarantee.

                                                      [TARGET GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
OBJECTIVE

During the Index Plus LargeCap Period, the Fund seeks to outperform the total return performance of the S&P 500, while maintaining a risk profile consistent with the Index.

                                                       [COMPASS GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
INVESTMENT
STRATEGY


During the Index Plus LargeCap Period, the Fund's principal investment strategies are the same as those of the Enhanced Index Strategy, as described above under Equity Component, except that the Fund may use both futures contracts and options on indices.


The primary use of futures contracts and options is for hedging purposes. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

                                                      [SCALE GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
RISKS


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


The principal risks of an investment in the Fund during the Index Plus LargeCap Period are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. Other risks include the Fund's use of futures contracts and options. The risks associated with futures contracts are disclosed under "Guarantee Period Risks" which also apply to the use of options.

For a description of additional principal risks, see "Other Principal Risks of Investing in the Fund" above and "More Information About Risks" later in this Prospectus.


 4      ING Principal Protection Fund III

                                               ING PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------

              [MONEY]
HOW THE
FUND HAS
PERFORMED
                      Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Principal Protection Fund III       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses that you may pay if you buy and sell shares of the Fund.

FEES YOU PAY DIRECTLY

                                                                CLASS Q
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
 PRICE)                                                          None
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
 PRICE, WHICHEVER IS LESS)                                       None

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

                                                        TOTAL
                                                        FUND            WAIVER
              MANAGEMENT    SERVICE       OTHER       OPERATING           AND             NET
                FEE(2)        FEE      EXPENSES(3)    EXPENSES     REIMBURSEMENTS(4)    EXPENSES
------------------------------------------------------------------------------------------------
 Class Q         0.80        0.25         0.70          1.75                --            1.75

--------------------------------------------------------------------------------

(1) Because the Fund is new, Other Expenses, shown above, are estimated.

(2) Because the management fee will be different during the Offering Phase, Guarantee Period and the Index Plus LargeCap Period, the fee in this chart reflects the fee to be paid during the Guarantee Period. The fee during the Offering Phase is 0.25%. The fee during the Index Plus LargeCap Period is 0.60%.

(3) An administrative services fee of 0.10%, as well as a fee of $5.00 per year per shareholder account, and a guarantee fee of 0.33% are included in Other Expenses.

(4) ING Investments has entered into a written Expense Limitation Agreement with the Fund under which it will limit expenses of the Fund, excluding expenses such as interest, taxes and extraordinary expenses, subject to possible reimbursement to ING Investments within three years to a maximum of 1.75% in the case of Class Q. The amount of the Fund's expenses estimated to be waived or reimbursed by ING Investments is shown under the heading "Waivers and Reimbursements." The expense limit will continue through at least the Guarantee Maturity Date.

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000 for the time periods indicated and then redeemed all of your shares at the end of those periods, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance vary.

                                                 1 YEAR*    3 YEARS*
--------------------------------------------------------------------
 Class Q                           $               178        551
--------------------------------------------------------------------

* ING Funds is contractually obligated
  to waive fees and/or reimburse
  expenses through the Guarantee
  Maturity Date. Therefore, all figures
  reflect this waiver/reimbursement.


 6      What You Pay to Invest

                                                                   THE GUARANTEE
--------------------------------------------------------------------------------

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Quiet Period, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period, less expenses not covered by the Expense Limitation Agreement (Guaranteed Amount). The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA pursuant to a financial guarantee insurance policy issued by MBIA for the benefit of the shareholders of the Fund. The Fund will pay to MBIA a fee equal to 0.33% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, MBIA will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. See the SAI or call (800) 992-0180 for additional details regarding the Guarantee and the Expense Limitation Agreement.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held as of the Guarantee Maturity Date for the Guaranteed Amount plus any accrued interest earned during the Offering Phase and Quiet Period and less any applicable CDSC.

EXAMPLE. Assume you invested $20,000 when the NAV was $10.00 per share. You will have 2,000 shares in your account.

Assume further that at the end of the day on the last day of the Quiet Period (June 5, 2002), the NAV has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of June 5, 2002. To calculate your full guarantee, multiply the shares you own on June 5, 2002 by the NAV per share for your class of shares on June 5, 2002. Using our example:

Shares you own on June 5, 2002                    2,000.000
NAV per share on June 5, 2002                       x$10.02
                                                 ----------
YOUR GUARANTEED AMOUNT                           $20,040.00
                                                 ----------

YOUR GUARANTEED AMOUNT WILL NOT CHANGE DURING THE GUARANTEE PERIOD AS LONG AS YOU REINVEST ALL YOUR DIVIDENDS AND DISTRIBUTIONS AND MAKE NO WITHDRAWALS PRIOR TO THE GUARANTEE MATURITY DATE. IT WILL BE REDUCED TO THE EXTENT THE FUND INCURS EXPENSES NOT COVERED BY THE EXPENSE LIMITATION AGREEMENT.

REDEMPTIONS OF SHARES DURING THE GUARANTEE PERIOD WILL DECREASE THE GUARANTEED AMOUNT TO WHICH A SHAREHOLDER IS ENTITLED. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period.

THE GUARANTEE PER SHARE WILL DECLINE AS DIVIDENDS AND DISTRIBUTIONS ARE MADE TO SHAREHOLDERS. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

EXAMPLE. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.

Using our example, assume it is now December 11, 2002 and the Fund declares a dividend of $0.15 per share. Also, assume that the NAV is $11.25 per share at the end of the day on December 11, 2002.

To recalculate your Guarantee per Share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 2,000 shares by $0.15 per share to arrive at $300.00.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $300.00 divided by $11.25 or 26.666 shares.

3. Adjust your account for your additional shares. Add 2,000 and 26.666 to arrive at your new share balance of 2,026.666.

4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $20,040.00 by 2,026.666 shares to arrive at the new Guarantee per Share of $9.88815.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                           The Guarantee       7

THE GUARANTEE
--------------------------------------------------------------------------------

5. YOUR GUARANTEED AMOUNT STILL EQUALS $20,040.00.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share whenever the Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling (800) 992-0180.

See "Dividends, Distribution and Taxes -- Taxes in Relation to the Financial Guarantee" for additional details regarding the financial guarantee.


 8      The Guarantee

                                                                     SHAREHOLDER
HOW TO PURCHASE SHARES                                                     GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Class Q Shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. The Fund also offers Class A, B, and C shares, which have different sales charges and other expenses that may affect its performance. You can obtain more information about these other share classes by calling (800) 992-0180.

All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than May 30, 2002 (April 30, 2002 in the case of IRA transfers). Monies received after May 30, 2002 will not be invested in the Fund, except under special circumstances as determined by the Board. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.


APPLICATION DEADLINES



All applications to purchase shares during the Offering Period must be received by the transfer agent no later than May 30, 2002, except in the case of IRA transfers which must be received by the transfer agent no later than April 30, 2002. During the Offering Period, fund assets will be invested exclusively in short-term instruments.



No new deposits will be accepted during the Quiet Period and Fund assets will continue to be invested exclusively in short-term investments.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs
403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.

                                                                                         Initial                  Additional
                                                                   Method              Investment                 Investment
                                                               BY CONTACTING     A financial consultant     Visit or consult a
                                                               YOUR INVESTMENT   with an authorized firm    financial consultant.
                                                               PROFESSIONAL      can help you establish
                                                                                 and maintain your
                                                                                 account.



                                                               BY MAIL           Visit or speak with a      Fill out the Account
                                                                                 financial consultant.      Additions form included
                                                                                 Make your check payable    on the bottom of your
                                                                                 to the ING Funds and       account statement along
                                                                                 mail it, along with a      with your check payable
                                                                                 completed Application.     to the Fund and mail
                                                                                 Please indicate your       them to the address on
                                                                                 investment professional    the account statement.
                                                                                 on the New Account         Remember to write your
                                                                                 Application.               account number on the
                                                                                                            check.

                                                               BY WIRE           Call the ING Funds         Wire the funds in the
                                                                                 Operations Department at   same manner described
                                                                                 (800) 336-3436 to obtain   under "Initial
                                                                                 an account number and      Investment."
                                                                                 indicate your investment
                                                                                 professional on the
                                                                                 account.
                                                                                 Instruct your bank to
                                                                                 wire funds to the Fund
                                                                                 in the care of:
                                                                                 State Street Bank and
                                                                                 Trust -- Kansas City
                                                                                 ABA #101003621
                                                                                 Kansas City, MO
                                                                                 credit to:
                                                                                 ---------------
                                                                                 (the Fund) A/C
                                                                                 #751-8315; for further
                                                                                 credit to:
                                                                                 ---------------------
                                                                                 Shareholder A/C #
                                                                                 -------------------
                                                                                 (A/C # you received over
                                                                                 the telephone)
                                                                                 Shareholder Name:
                                                                                ------------------------
                                                                                 (Your Name Here)
                                                                                 After wiring funds you
                                                                                 must complete the
                                                                                 Account Application and
                                                                                 send it to:
                                                                                 ING Funds
                                                                                 P.O. Box 219368
                                                                                 Kansas City, MO
                                                                                 64121-9368




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER
GUIDE                                                       HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

FUND SHARES MAY BE REDEEMED BY SHAREHOLDER PRIOR TO THE GUARANTEE MATURITY DATE. HOWEVER, REDEMPTIONS MADE FOR ANY REASON PRIOR TO THE GUARANTEE MATURITY DATE WILL BE MADE AT NAV AND ARE NOT ELIGIBLE FOR THE GUARANTEE.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

- During the Index Plus LargeCap Period, you may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in compliance with the "By Mail" or "By Telephone" procedures in the table to the right. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delays, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                                                                      Method                           Procedures
                                                               BY CONTACTING YOUR       You may redeem by contacting your
                                                               FINANCIAL CONSULTANT     financial consultant who may charge for
                                                                                        their services in connection with your
                                                                                        redemption request, but neither the Fund
                                                                                        nor the Distributor imposes any such
                                                                                        charge.



                                                               BY MAIL                  Send a written request specifying the
                                                                                        Fund name and share class, your account
                                                                                        number, the name(s) in which the account
                                                                                        is registered, and the dollar value or
                                                                                        number of shares you wish to redeem to:
                                                                                        ING Funds
                                                                                        P.O. Box 219368
                                                                                        Kansas City, MO 64121-9368
                                                                                        If certificated shares have been issued,
                                                                                        the certificate must accompany the
                                                                                        written request. Corporate investors and
                                                                                        other associations must have an
                                                                                        appropriate certification on file
                                                                                        authorizing redemptions. A suggested form
                                                                                        of such certification is provided on the
                                                                                        Account Application. A signature
                                                                                        guarantee may be required.



                                                               BY TELEPHONE --          You may redeem shares by telephone on all
                                                               EXPEDITED REDEMPTION     accounts other than retirement accounts,
                                                                                        unless you check the box on the Account
                                                                                        Application which signifies that you do
                                                                                        not wish to use telephone redemptions. To
                                                                                        redeem by telephone, call the Shareholder
                                                                                        Servicing Agent at (800) 992-0180.
                                                                                        RECEIVING PROCEEDS BY CHECK:
                                                                                        You may have redemption proceeds (up to a
                                                                                        maximum of $100,000) mailed to an address
                                                                                        which has been on record with Pilgrim
                                                                                        Funds for at least 30 days.
                                                                                        RECEIVING PROCEEDS BY WIRE:
                                                                                        You may have redemption proceeds (subject
                                                                                        to a minimum of $5,000) wired to your
                                                                                        pre-designated bank account. You will not
                                                                                        be able to receive redemption proceeds by
                                                                                        wire unless you check the box on the
                                                                                        Account Application which signifies that
                                                                                        you wish to receive redemption proceeds
                                                                                        by wire and attach a voided check. Under
                                                                                        normal circumstances, proceeds will be
                                                                                        transmitted to your bank on the business
                                                                                        day following receipt of your
                                                                                        instructions, provided redemptions may be
                                                                                        made. In the event that share
                                                                                        certificates have been issued, you may
                                                                                        not request a wire redemption by
                                                                                        telephone.


 10      Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for Class Q shares of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The New York Stock Exchange is closed on weekends and most major holidays. The NAV per share of Class Q shares of the Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the date of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class Q shares for Class Q shares of any other ING Fund that offers Class Q shares, except for the ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       11

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


In addition to the Fund available in this prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 922-0180.


You will automatically have the ability to request an exchange by calling the Shareholder Servicing Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR FUND

You are not required to pay an additional CDSC upon an exchange from the Fund to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

During the Index Plus LargeCap Period, you may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in a omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a shareholder servicing agent at (800) 992-0180 [select option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this prospectus.


 12      Shareholder Guide

ADVISER
AND SUB-ADVISER                                           MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC, a Delaware limited liability company (ING Investments or Adviser), serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of December 31, 2001, ING Investments managed over $17.6 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase and Quiet Period                           0.25%
Guarantee Period                                          0.80%
Index Plus LargeCap Period                                0.60%

ING Investments has engaged Aeltus Investment Management, Inc., a Connecticut corporation (Aeltus or Sub-Adviser), to serve as the investment sub-adviser to the Fund's portfolio. Aeltus is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Pilgrim.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Investments. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2001, Aeltus managed over $40.8 billion in assets.

Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

For its services, Aeltus is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase and Quiet Period                           0.125%
Guarantee Period                                          0.40 %
Index Plus LargeCap Period                                0.30 %

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD

ASSET ALLOCATION. Mary Ann Fernandez, Senior Vice President, Aeltus, serves as strategist for the Fund and is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed components. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

EQUITY COMPONENT. Hugh T. M. Whelan, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Whelan has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus' fixed income group since 1994.

Douglas E. Cote, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

FIXED COMPONENT. The Fixed Component is managed by a team of Aeltus fixed-income specialists.

PORTFOLIO MANAGEMENT DURING THE INDEX PLUS LARGECAP PERIOD

It is anticipated that Messrs. Whelan and Cote will manage the Fund during the Index Plus LargeCap Period.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       13

DIVIDENDS,
DISTRIBUTIONS
AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


Dividends from net investment income are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the Guarantee per Share of the Fund will be reduced by the amount of the payment.


DIVIDEND REINVESTMENT

Unless you instruct the Fund otherwise, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. An election to have all dividends and distributions invested in another Pilgrim Fund or paid in cash will reduce the Guarantee as described above. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on your Class Q shares invested in another ING Fund which offers Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

The asset allocation process may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if such distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the Fixed Component even in situations where the Fund has capital losses from investments in the Equity Component.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.


As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


TAXES IN RELATION TO THE FINANCIAL GUARANTEE. Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.


 14      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. In addition, there is the risk of default by MBIA that could lead to the loss of principal at the conclusion of the Guarantee Period. This section discusses the risks associated with certain types of securities in which the Fund may invest and certain investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities to changing interest rates.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may, during the Index Plus LargeCap Period, lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. The Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest cost. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       15

In addition to the Fund offered in this prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.



DOMESTIC EQUITY GROWTH FUNDS


  ING Biotechnology Fund


  ING Growth Fund


  ING Growth + Value Fund


  ING Growth Opportunities Fund


  ING Internet Fund


  ING LargeCap Growth Fund


  ING MidCap Growth Fund


  ING MidCap Opportunities Fund


  ING SmallCap Growth Fund


  ING SmallCap Opportunities Fund


  ING Small Company Fund


  ING Research Enhanced Index Fund


  ING Technology Fund



DOMESTIC EQUITY INDEX FUNDS


  ING Index Plus Large Cap Fund


  ING Index Plus Mid Cap Fund


  ING Index Plus Small Cap Fund



DOMESTIC EQUITY VALUE FUNDS


  ING Corporate Leaders Trust Fund


  ING Financial Services Fund


  ING Large Company Value Fund


  ING MagnaCap Fund


  ING MidCap Value Fund


  ING SmallCap Value Fund


  ING Tax Efficient Equity Fund


  ING Value Opportunity Fund



DOMESTIC EQUITY AND INCOME FUNDS


  ING Balanced Fund


  ING Convertible Fund


  ING Equity and Income Fund


  ING Growth and Income Fund



GENERATION FUNDS


  ING Ascent Fund


  ING Crossroads Fund


  ING Legacy Fund



FIXED INCOME FUNDS


  ING Bond Fund


  ING Government Fund


  ING GNMA Income Fund


  ING High Yield Fund


  ING High Yield Opportunity Fund


  ING High Yield Bond Fund


  ING Intermediate Bond Fund


  ING National Tax Exempt Bond Fund


  ING Strategic Income Fund


  ING Aeltus Money Market Fund


  ING Classic Money Market Fund


  ING Money Market Fund



INTERNATIONAL EQUITY


  ING Asia-Pacific Equity Fund


  ING Emerging Countries Fund


  ING European Equity Fund


  ING International Core Growth Fund


  ING International Fund


  ING International Growth Fund


  ING International SmallCap Growth Fund


  ING International Value Fund


  ING Precious Metals Fund


  ING Russia Fund



INTERNATIONAL GLOBAL EQUITY


  ING Global Communications Fund


  ING Global Technology Fund


  ING Global Real Estate Fund


  ING Worldwide Growth Fund



LOAN PARTICIPATION FUNDS


  ING Senior Income Fund


  ING Prime Rate Trust

       WHERE TO GO FOR MORE INFORMATION


       The Fund is a series of the ING Equity Trust, a Massachusetts business trust.


       YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

       STATEMENT OF ADDITIONAL INFORMATION (SAI)

       The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

       Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

       ING FUNDS
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034

       1-800-992-0180

       Or visit our website at WWW.INGFUNDS.COM

       This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

       U.S. Securities and Exchange Commission
       Public Reference Section
       450 Fifth Street, N.W.
       Washington, D.C. 20549-0102

       or at the e-mail address: publicinfo@sec.gov

       Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

       When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is: 811-8817.

       (ING FUNDS LOGO)

                                             PP3Q030102-030102

                                ING EQUITY TRUST

                         ING PRINCIPAL PROTECTION FUND*
                        ING PRINCIPAL PROTECTION FUND II*
                        ING PRINCIPAL PROTECTION FUND III

             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 3, 2001
                      AS SUPPLEMENTED THROUGH MARCH 1, 2002


This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the respective Prospectuses dated July 3, 2001, for Class A, Class B, Class C and Class Q shares of the ING Principal Protection Fund ("PPF I"), the Prospectuses dated November 5, 2001, for Class A, Class B, Class C and Class Q shares of the ING Principal Protection Fund II ("PPF II") and the Prospectuses dated March 1, 2002, for Class A, Class B, Class C and Class Q shares of the ING Principal Protection Fund III ("PPF III"; PPF I, PPF II and PPF II shall hereinafter be referred to individually as a "Fund" or, collectively, the "Funds"). Each Fund is a series of the ING Equity Trust ("Trust"). Capitalized terms not defined herein are used as defined in the Prospectuses. The Trust is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This SAI applies only to PPF I, PPF II and PPF III. This SAI relates to the Class A, Class B, Class C and Class Q shares of the Funds.



A free copy of each Fund's Class A, Class B, Class C and Class Q shares Prospectuses is available upon request by writing to each Fund at: 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, or by calling: 1-800-992-0180.




* ING Principal Protection Fund and ING Principal Protection Fund II were formerly known as Pilgrim Principal Protection Fund and Pilgrim Principal Protection Fund II, respectively.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
GENERAL INFORMATION .....................................................      3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES .........................      3
INVESTMENT TECHNIQUES AND RISK FACTORS ..................................      5
OTHER CONSIDERATIONS ....................................................     18
THE ASSET ALLOCATION PROCESS ............................................     18
MANAGEMENT OF THE FUNDS .................................................     21
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................     32
INVESTMENT ADVISER ......................................................     32
THE FINANCIAL GUARANTY AGREEMENT ........................................     35
ADMINISTRATIVE SERVICES AGREEMENT .......................................     36
EXPENSE LIMITATION AGREEMENT ............................................     36
CUSTODIAN ...............................................................     37
THE FUNDS' FINANCIAL GUARANTOR ..........................................     37
TRANSFER AGENT ..........................................................     37
INDEPENDENT AUDITORS ....................................................     37
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS .....................     37
RULE 12B-1 PLAN .........................................................     38
OTHER EXPENSES ..........................................................     39
CODE OF ETHICS ..........................................................     39
PURCHASE AND REDEMPTION OF SHARES .......................................     39
DEALER COMMISSIONS AND OTHER INCENTIVES .................................     44
BROKERAGE ALLOCATION AND TRADING POLICIES ...............................     45
DETERMINATION OF SHARE PRICE ............................................     46
SHAREHOLDER INFORMATION .................................................     48
SHAREHOLDER SERVICES AND PRIVILEGES .....................................     48
DISTRIBUTIONS ...........................................................     50
TAX STATUS ..............................................................     51
PERFORMANCE INFORMATION .................................................     52
LEGAL COUNSEL ...........................................................     53
REPORTS TO SHAREHOLDERS .................................................     53

                               GENERAL INFORMATION


Organization. The Trust is a Massachusetts business trust registered as an open-end, diversified management investment company. The Trust was organized in June of 1998. On March 1, 2002, the name of the Trust was changed from "Pilgrim Equity Trust" to "ING Equity Trust."



Series and Classes. Although the Trust currently offers multiple series, this SAI applies only to Class A, Class B, Class C and Class Q shares of PPF I, PPF II and PPF III. The Board of Trustees ("Board") has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund are classified into four classes: Class A, Class B, Class C and Class Q. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges for each class; (b) the distribution fees borne by each class;
(c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege, if any, of each class.


Capital Stock. Each Fund's shares are fully paid and nonassessable when issued. Each Fund's shares have no preemptive or conversion rights, except that Class B shares automatically convert to Class A shares after eight years. Each share of each Fund has the same rights to share in dividends declared by such Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights. Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on those matters submitted, except matters affecting only interests of one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

The Trust's charter may be amended if the amendment is declared advisable by the Trustees and approved by the shareholders of the Trust by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The Trustees may also amend the charter without the vote or consent of Shareholders if they deem necessary to conform the charter to applicable federal or state laws, change the name of the Trust or make other changes that do not materially adversely affect the rights of shareholders.

1940 Act Classification. Each Fund is a diversified, open-end management investment company, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without approval by the holders of the lesser of (a) 67% of the shares of each Fund present at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of each Fund.

As a matter of fundamental policy, each Fund will not:

    (1) Issue any senior security (as defined in the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act;

    (2) Borrow money, except that (a) the Fund may enter into certain futures contracts and, during the Index Plus LargeCap Period, options related thereto;
(b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

    (3) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended (the "1933 Act").

    (4) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts ("REITs"), which deal in real estate or interests therein; or (ii) during the Index Plus LargeCap Period, the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

    (5) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and, during the Index Plus LargeCap Period, lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

    (6) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options; and may engage in transactions on a when-issued or forward commitment basis.

    (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

    (8) Concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change.

Each Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of each Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, each Fund will not:

    (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

    (2) Invest in companies for the purpose of exercising control or management.

    (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

    (4) Invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

    (5) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

    (6) Invest more than 10% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, considered by the investment manager and/or sub-adviser to be of comparable quality).

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Each Fund will be managed by Aeltus Investment Management, Inc. ("Aeltus" or "Sub-Adviser") subject to oversight by the investment manager ING Investments, LLC, as described more fully in the "Investment Management" section below.

Use of Futures and Other Derivative Instruments During the Guarantee Period

During the Guarantee Period, each Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The following provides additional information about those derivative instruments each Fund may use during the Guarantee Period.

Futures Contracts. Each Fund may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Options Contracts." During the Guarantee Period, each Fund will only enter into futures contracts on the S&P 500 Index and U.S. Treasury securities.

Each Fund may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of such Fund's total assets at market value at the time of entering into a contract, (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts, and (c) the notional value of all U.S. Treasury futures shall not exceed 50% of the market value of all corporate bonds, U.S. Treasury Notes and U.S. Agency Notes.

Additional Information Regarding the Use of Futures. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of future contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure a Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to such Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, a Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby ensuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

STRIPS, CATS, TIGRs and TRs. Each Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and TRs (Generic Treasury Receipts). These securities are created by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. These securities generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. These securities tend to be subject to the same risks as zero coupon securities. The market prices of these securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Guarantee Period -- Zero Coupon Securities" below.)

Use of Options, Futures and Other Derivative Instruments During the Index Plus LargeCap Period

During the Index Plus LargeCap Period, each Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters.

Derivatives that may be used by a Fund include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than those described in the preceding paragraph, STRIPS and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments a Fund may use during the Index Plus LargeCap Period.

Futures Contracts. Each Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and standardized as to maturity date and underlying financial instrument. (For additional information regarding a Fund's use of futures contracts during the Index Plus LargeCap Period, see "Additional Information Regarding the Use of Futures" above.)

Each Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options. Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Options Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus.

Each Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. A Fund may not buy put options if more than 3% of its assets immediately following such purchase would consist of put options. A Fund may purchase call and sell put options on equity securities only to close out positions previously opened. A Fund will not write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. A Fund will not write call options on when-issued securities. A Fund purchases call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

Each Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, such Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

Each Fund may purchase put options when Aeltus believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by a Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the SAI of assets and liabilities of such Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the SAI of assets and liabilities of such Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options. Each Fund may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association ("NFA") nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies. Each Fund may write and purchase calls on foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transaction costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Forward Exchange Contracts. Each Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. Each Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Swap Transactions. Each Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with a Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.

Each Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Asset-Backed Securities. Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on asset-backed securities is lower than the interest rates paid on the loans included in the underlying pool, by the amount of the fees paid to the pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS. Each Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Index Plus LargeCap Period - Zero Coupon and Pay-in-Kind Securities" below.)

Additional Restrictions on the Use of Futures and Options Contracts

CFTC regulations require that to prevent a Fund from being a commodity pool, each Fund enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market. With respect to futures contracts or related options that are entered into during the Index Plus LargeCap Period for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation. Each Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged does not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While each Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the judgment of Aeltus concerning the general direction of interest rates is incorrect, the overall performance of a Fund may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Trust does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding each Fund.

Counterparty Risk. With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

Additional Investment Techniques and Risk Factors During the Guarantee Period

Foreign Securities. Each Fund may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

Zero Coupon Securities. Each Fund may invest in U.S. Treasury or agency zero coupon securities maturing on or within 90 days preceding the Guarantee Maturity Date. U.S. Treasury or agency zero coupon securities shall be limited to non-callable, non-interest bearing obligations and shall include STRIPS, CATS, TIGRs and TRs. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Real Estate Securities. Each Fund may invest in real estate securities through interests in REITs, provided the REIT is included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, or both. Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (e.g. zoning laws) that impair the rights of real estate owners; and adverse developments in the real estate industry.

Corporate Bonds. The Fixed Component may consist of non-callable corporate bonds, provided that no less than 40% of the Fund's assets are allocated to the Equity Component. Any corporate bond purchased must mature on a date no more than three years before or after the Guarantee Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall be no less than AA-/Aa3. If a corporate bond is downgraded below this level, Aeltus shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of a Fund's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.

Additional Investment Techniques and Risk Factors During the Index Plus LargeCap Period

The investment techniques discussed in this section of the SAI are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not.

Repurchase Agreements. Each Fund may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by a Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, a Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, a Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments. Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided:
(i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. Each Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

Foreign Securities. Each Fund may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Trust might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts ("ADRs"), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts ("EDRs"), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts ("GDRs"), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

High-Yield Bonds. Each Fund may invest in high-yield bonds, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

          (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

          (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

          (c)  any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing each Fund's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes. High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations. High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks. Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings. The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of each Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities. Each Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

Convertibles. Each Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities. Each Fund may invest in real estate securities, including REITs, real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both. Each Fund will invest in REITs only to the extent that they are included in the S&P 500.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies. Each Fund may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Supranational Agencies. Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing. Each Fund may borrow up to 15% of the value of its total assets from a bank for temporary or emergency purposes. Each Fund may borrow for leveraging purposes only if after the borrowing, the value of such Fund's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. Each Fund does not intend to borrow for leveraging purposes, except that it may invest in leveraged derivatives which have certain risks as outlined above.

Additional Investment Techniques and Risk Factors During Both the Guarantee Period and the Index Plus LargeCap Period

Illiquid Securities. Each Fund may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of net assets of a Fund during the Guarantee Period and will not exceed 10% of net assets of a Fund during the Index Plus LargeCap Period.

Bank Obligations. Each Fund may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

                              OTHER CONSIDERATIONS

Acceptance of Deposits During Guarantee Period

Each Fund reserves the right to accept additional deposits during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing each Fund's investment objective during the Guarantee Period, Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the market value of Fund assets, and the Guarantee Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experience a major decline, a Fund's assets may become largely or entirely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of Fund assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. Aeltus will monitor the allocation of each Fund's assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by Aeltus' proprietary model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of a Fund to participate in any subsequent upward movement in the equity market would be limited.

The process of asset reallocation results in additional transaction costs such as brokerage commissions. A Fund will likely incur increased transactional costs during periods of high volatility. To moderate such costs, Aeltus has built into its proprietary model a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                             MANAGEMENT OF THE FUNDS


Set forth in the table below is information about each Trustee of the Funds.



                                                      TERM OF                                    NUMBER OF
                                                     OFFICE AND                                PORTFOLIOS IN
                                                     LENGTH OF                                  FUND COMPLEX
                                    POSITION(S)        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         HELD WITH FUND     SERVED(1)    DURING THE PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
     ---------------------         --------------   ------------   -----------------------        -------        ---------------

INDEPENDENT TRUSTEES

PAUL S. DOHERTY                       Trustee       10-29-99 to   President, Doherty,               106       Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                        Present       Wallace, Pillsbury and                      Trustee of the GCG
Scottsdale, Arizona 85258                                         Murphy, P.C., Attorneys                     Trust (February 2002
Age:  67                                                          (1996-2001).  Mr. Doherty                   to present)
                                                                  was formerly a Director
                                                                  of Tombrands, Inc.
                                                                  (1993-1998).

J. MICHAEL EARLEY                     Trustee       2-22-02 to    President and Chief               106       Mr. Earley is a
Bankers Trust Company, N.A.                         Present       Executive Officer of                        Trustee of the GCG
665 Locust Street                                                 Bankers Trust Company,                      Trust (1997 to
Des Moines, IA 50304                                              N.A. (1992 to present).                     present).
Age:  56

R. BARBARA GITENSTEIN                 Trustee       2-22-02 to    President of the College          106       Dr. Gitenstein is a
College of New Jersey                               Present       of New Jersey (1999 to                      Trustee of the GCG
P.O. Box 7718                                                     present); Executive Vice                    Trust (1997 to
Ewing, NJ 08628                                                   President and Provost at                    present).
Age:  53                                                          Drake University (1992 to
                                                                  1998).

WALTER H. MAY                         Trustee       10-29-99 to   Retired.  Mr. May was             106       Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.                        Present       formerly Managing                           of the Best Prep
Scottsdale, Arizona 85258                                         Director and Director of                    Charity (1991 to
Age:  65                                                          Marketing for Piper                         present) and the GCG
                                                                  Jaffray, Inc., and                          Trust (February 2002
                                                                  investment                                  to present)
                                                                  banking/underwriting firm.



--------
(1) Directors/Trustees serve until their successors are duly elected and qualified.

                                                      TERM OF                                    NUMBER OF
                                                     OFFICE AND                                PORTFOLIOS IN
                                                     LENGTH OF                                  FUND COMPLEX
                                    POSITION(S)        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         HELD WITH FUND     SERVED(1)    DURING THE PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
     ---------------------         --------------   ------------   -----------------------        -------        ---------------
JOCK PATTON                           Trustee       8-28-95 to    Private Investor.  Mr.            106       Mr. Patton is a
7337 E. Doubletree Ranch Rd.                        Present       Patton is Director and                      Trustee of the GCG
Scottsdale, Arizona 85258                                         Chief Executive Officer                     Trust (February 2002
Age:  56                                                          of Rainbow Multimedia                       to present).  He is
                                                                  Group, Inc. (January 1999                   also Director of
                                                                  to present) and President                   Hypercom Corporation
                                                                  and co-owner of StockVal,                   (since January 1999);
                                                                  Inc. (November 1992 to                      JDA Software Group,
                                                                  June 1997).                                 Inc. (since January
                                                                                                              1999); Buick of
                                                                                                              Scottsdale, Inc.,
                                                                                                              National Airlines,
                                                                                                              Inc.; BG Associates,
                                                                                                              Inc.; BK
                                                                                                              Entertainment, Inc.;
                                                                                                              and Arizona
                                                                                                              Rotorcraft, Inc.



DAVID W.C. PUTNAM                     Trustee       10-29-99 to   President and Director of         106       Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                        Present       F.L. Putnam Securities                      Director of F.L.
Scottsdale, Arizona 85258                                         Company, Inc. and its                       Putnam Securities
Age:  62                                                          affiliates.  Mr. Putnam                     Company, Inc. (June
                                                                  is also President,                          1978 to present);
                                                                  Secretary and Trustee of                    F.L. Putnam
                                                                  The Principled Equity                       Investment Management
                                                                  Market Fund.                                Company (December 2001
                                                                                                              to present); Asian
                                                                                                              American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 to present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (1991
                                                                                                              to present). He is
                                                                                                              also a Trustee of The
                                                                                                              Principled Equity
                                                                                                              Markets Fund (November
                                                                                                              1996 to present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (August 1998 to
                                                                                                              present); Anchor
                                                                                                              International Bond
                                                                                                              Trust (December 2000
                                                                                                              to present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (December 2000 to
                                                                                                              present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 to present);
                                                                                                              and an Honorary
                                                                                                              Trustee of Mercy
                                                                                                              Hospital (1973 to
                                                                                                              present).

                                                      TERM OF                                    NUMBER OF
                                                     OFFICE AND                                PORTFOLIOS IN
                                                     LENGTH OF                                  FUND COMPLEX
                                    POSITION(S)        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         HELD WITH FUND     SERVED(1)    DURING THE PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
     ---------------------         --------------   ------------   -----------------------        -------        ---------------
BLAINE E. RIEKE                       Trustee       2-26-01 to    General Partner of                106       Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                        Present       Huntington Partners, an                     Director/Trustee of
Scottsdale, Arizona 85258                                         investment partnership                      the Morgan Chase
Age:  68                                                          (1997 to present).  Mr.                     Trust Co. (January
                                                                  Rieke was formerly                          1998 to present) and
                                                                  Chairman and Chief                          a Trustee of the GCG
                                                                  Executive Officer of                        Trust (February 2002
                                                                  Firstar Trust Company                       to present)
                                                                  (1973 to 1996).  Mr.
                                                                  Rieke was
                                                                  formerly the
                                                                  Chairman of
                                                                  the Board and
                                                                  a Trustee of
                                                                  each of the
                                                                  former ING
                                                                  Funds (1998 to
                                                                  2001).

ROGER B. VINCENT                      Trustee       2-22-02 to    President of Spingwell            106       Mr. Vincent is a
Springwell Corporation                              Present       Corporation, a corporate                    Trustee of the GCG
230 Park Avenue, 26th Floor                                       advisory firm (1989 to                      Trust.  He also is a
New York, NY 10169                                                present).  Mr. Vincent                      Director of AmeriGas
Age: 56                                                           was formerly a Director                     Propane, Inc. (1998
                                                                  of Tatham Offshore, Inc.                    to present).
                                                                  (1996 to 2000).

RICHARD A. WEDEMEYER                  Trustee       2-26-01 to    Vice President of the             106       Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                        Present       Channel Corporation, an                     Trustee of the First
Scottsdale, Arizona 85258                                         importer of specialty                       Choice Funds ( 1997
Age:  65                                                          alloy aluminum products                     to 2001); Touchstone
                                                                  (1996 to present).  Mr.                     Consulting Group
                                                                  Wedemeyer was formerly                      (1997 to present) and
                                                                  Vice President of                           the GCG Trust
                                                                  Performance Advantage,                      (February 2002 to
                                                                  Inc. (1992 to 1996), and                    present)
                                                                  Vice President,
                                                                  Operations and
                                                                  Administration, of Jim
                                                                  Henson Productions (1979
                                                                  to 1997).  Mr. Wedemeyer
                                                                  was a Trustee of each of
                                                                  the Funds managed by ING
                                                                  Investment Management Co.
                                                                  LLC.

TRUSTEES WHO ARE "INTERESTED
PERSONS"

R. GLENN HILLIARD(2)                  Trustee       2-26-02 to    Mr. Hilliard is Chairman          106       Serves as a member of
ING Americas                                        Present       and CEO of ING Americas                     the Board of
5780 Powers Ferry Road, NW                                        and a member of its                         Directors of the
Atlanta, GA 30327                                                 Americas Executive                          Clemson University
Age:  59                                                          Committee (1999 to                          Foundation, the Board
                                                                  present). Mr. Hilliard                      of Councilors for the
                                                                  was formerly Chairman and                   Carter Center, a
                                                                  CEO of ING North America,                   trustee of the
                                                                  encompassing the U.S.,                      Woodruff Arts Center
                                                                  Mexico and Canada regions                   and sits on the Board
                                                                  (1994-1999).  He is                         of Directors for the
                                                                  founding chairman and                       High Museum of Art.
                                                                  Chairman Emeritus of the                    Mr. Hilliard is also
                                                                  Foothills Trail                             a Trustee of the
                                                                  Conference and founding
                                                                  chairman and member of
                                                                  the Board of Visitors for
                                                                  the South Carolina
                                                                  Governor's School for the



--------
(2) Mr. Hilliard is an "interested person," as defined by the 1940 Act, because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

                                                      TERM OF                                    NUMBER OF
                                                     OFFICE AND                                PORTFOLIOS IN
                                                     LENGTH OF                                  FUND COMPLEX
                                    POSITION(S)        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         HELD WITH FUND     SERVED(1)    DURING THE PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
     ---------------------         --------------   ------------   -----------------------        -------        ---------------
                                                                  Arts.  He is a member of                    GCG Trust.
                                                                  the American and South
                                                                  Carolina Bar
                                                                  Associations, the
                                                                  American Council of Life
                                                                  Insurers (ACLI), the
                                                                  International Insurance
                                                                  Society (IIS), the
                                                                  Organization for
                                                                  International Investment
                                                                  (OFII), graduated from
                                                                  the Young President's
                                                                  Organization to the
                                                                  World's President's
                                                                  Organization and is a
                                                                  member of the
                                                                  International Business
                                                                  Fellows.

THOMAS J. MCINERNEY(3)                Trustee       2-26-01 to    General Manager and Chief         106       Director of the
7337 E. Doubletree Ranch Rd.                        Present       Executive Officer of ING                    Ameribest Life
Scottsdale, Arizona 85258                                         U.S. Worksite Financial                     Insurance Co.
Age:  45                                                          Services (since December                    Equitable Life
                                                                  2000).  Mr. McInerney was                   Insurance Co., First
                                                                  formerly President of                       Columbine Life
                                                                  Aetna Financial Services                    Insurance Co., Golden
                                                                  (August 1997 to December                    American Life
                                                                  2000), head of National                     Insurance Co., Life
                                                                  Accounts and Core Sales                     Insurance Company of
                                                                  and Marketing for Aetna                     Georgia, Midwestern
                                                                  U.S. Healthcare (April                      United Life Insurance
                                                                  1996 to March 1997), head                   Co., ReliaStar Life
                                                                  of Corporate Strategies                     Insurance Co.,
                                                                  for Aetna Inc. (July 1995                   Security Life of
                                                                  to April 1996), and held                    Denver, Security
                                                                  a variety of line and                       Connecticut Life
                                                                  corporate staff positions                   Insurance Co.,
                                                                  since 1978.  Mr.                            Southland Life
                                                                  McInerney is Chairman of                    Insurance Co., USG
                                                                  Concerned Citizens for                      Annuity and Life
                                                                  Effective Government.                       Company, and United
                                                                                                              Life and Annuity
                                                                                                              Insurance Co. Inc
                                                                                                              (March 2001 to
                                                                                                              present), GCG Trust
                                                                                                              (February 2002 to
                                                                                                              present). Mr.
                                                                                                              McInerney is a member
                                                                                                              of the Board of the
                                                                                                              National Commission
                                                                                                              on Retirement Policy,
                                                                                                              the Governor's Council
                                                                                                              on Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut, the Board
                                                                                                              of Directors of the



----------
(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

                                                      TERM OF                                    NUMBER OF
                                                     OFFICE AND                                PORTFOLIOS IN
                                                     LENGTH OF                                  FUND COMPLEX
                                    POSITION(S)        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         HELD WITH FUND     SERVED(1)    DURING THE PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
     ---------------------         --------------   ------------   -----------------------        -------        ---------------
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association, the
                                                                                                              Board of Trustees of
                                                                                                              the Bushnell, the
                                                                                                              Board for the
                                                                                                              Connecticut Forum,
                                                                                                              and the Board of the
                                                                                                              Metro Hartford Chamber
                                                                                                              of Commerce, and is
                                                                                                              Chairman of Concerned
                                                                                                              Citizens for Effective
                                                                                                              Government.

JOHN G. TURNER(4)                   Chairman and    10-29-99 to   Mr. Turner is currently a         156       Mr. Turner serves as
7337 E. Doubletree Ranch Rd.          Trustee       Present       Trustee and Vice Chairman                   a member of the Board
Scottsdale, Arizona 85258                                         of ING Americas.  Mr.                       of ING Americas,
Age:  62                                                          Turner was formerly                         Aeltus Investment
                                                                  Chairman and Chief                          Management, Inc.,
                                                                  Executive Officer of                        each of the Aetna
                                                                  ReliaStar Financial Corp.                   Funds and the GCG
                                                                  and ReliaStar Life                          Trust. Mr. Turner
                                                                  Insurance Co.                               also serves as
                                                                  (1993-2000); Chairman of                    Director/Trustee of
                                                                  ReliaStar United Services                   the Hormel Foods
                                                                  Life Insurance Company                      Corporation (May 2000
                                                                  and ReliaStar Life                          to present) and
                                                                  Insurance Company of New                    Shopko Stores, Inc.
                                                                  York (since 1995);                          (August 1999 to
                                                                  Chairman of Northern Life                   present)
                                                                  Insurance Company (since
                                                                  1992); Chairman and
                                                                  Director/Trustee of the
                                                                  Northstar affiliated
                                                                  investment companies
                                                                  (since October 1993).
                                                                  Mr. Turner was formerly
                                                                  Director of Northstar
                                                                  Investment Management
                                                                  Corporation and its
                                                                  affiliates (1993-1999).



----------
(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS


Set forth in the table below is information about the Funds' officers:



                                                              TERM OF OFFICE
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE     POSITIONS HELD WITH FUND       SERVICE                       FIVE YEARS
        ---------------------     ------------------------       -------                       ----------
JAMES M. HENNESSY                 President, Chief           February 2001     President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.      Executive Officer, and     to present and    each of the ING Funds (since February
Scottsdale, Arizona  85258        Chief Operating Officer.   Chief Operating   2001); Chief Operating Officer of each of
Age:  52                                                     Officer from      the ING Funds (since July 2000); Director
                                                             July 2000 to      of ING Funds Services, LLC, ING
                                                             present           Investments, LLC, ING Funds Distributor,
                                                                               Inc., ING Capital Corporation, LLC, ING
                                                                               Lexington Management Corporation,
                                                                               Lexington Funds Distributor, Inc., Market
                                                                               Systems Research Advisors, Inc., Market
                                                                               Systems Research, Inc., Express America
                                                                               T.C. Corporation, EAMC Liquidation Corp.
                                                                               (since December 2000); and President and
                                                                               Chief Executive Officer of ING
                                                                               Investments, LLC, ING Funds Services,
                                                                               LLC, ING Capital Corporation, LLC, ING
                                                                               Lexington Management Corporation, Express
                                                                               America T.C. Corporation, EAMC
                                                                               Liquidation Corp. (since December 2000).
                                                                               Formerly Senior Executive Vice President
                                                                               (June 2000 - December 2000) and Secretary
                                                                               (April 1995 - December 2000), ING Pilgrim
                                                                               Capital Corporation, ING Pilgrim Group,
                                                                               Inc., ING Pilgrim  Investments, Inc., ING
                                                                               Lexington Management Corporation, Express
                                                                               America T.C. Corporation, EAMC
                                                                               Liquidation Corp.;  Senior  Executive
                                                                               Vice President (July 2000 - February
                                                                               2001) and Secretary  (April 1995 -
                                                                               February 2001) of each of the Pilgrim
                                                                               Funds; Executive Vice President, Pilgrim
                                                                               Capital Corporation and its affiliates
                                                                               (May 1998 - June 2000) and Senior Vice
                                                                               President,  Pilgrim Capital and its
                                                                               affiliates (April 1995 - April 1998).

STANLEY D. VYNER                  Executive Vice             July 1996 to      Executive Vice President of most of the
7337 E. Doubletree Ranch Rd.      President and Chief        present           ING Funds (since July 1996).  Formerly,
Scottsdale, Arizona  85258        Investment Officer --                        President and Chief Executive Officer of
Age:  51                          International                                ING Pilgrim Investments, LLC (August
                                  Equities.                                    1996-August 2000).

                                                              TERM OF OFFICE
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE     POSITIONS HELD WITH FUND       SERVICE                       FIVE YEARS
        ---------------------     ------------------------       -------                       ----------
MARY LISANTI                      Executive Vice             May 1998 to       Executive Vice President of the ING Funds
7337 E. Doubletree Ranch Rd.      President and Chief        present           (since May 1998).  Formerly Portfolio
Scottsdale, Arizona  85258        Investment Officer --                        Manger, Strong Capital Management; and
Age:  45                          Domestic Equities                            Managing Director and Head of Small- and
                                                                               Mid-Capitalization Equity Strategies at
                                                                               Bankers Trust Corp. (1993-1996).

MICHAEL J. ROLAND                 Executive Vice             Executive Vice    Executive Vice President (since 2/26/02)
7337 E. Doubletree Ranch Rd.      President and Principal    President from    and Principal Financial Officer (since
Scottsdale, Arizona  85258        Financial Officer.         February 2002     June 1998) of the Funds; Executive Vice
Age:  43                                                     to present and    President (since 1/1/02) and Principal
                                                             Principal         Financial Officer (since June 1998) of
                                                             Financial         ING Pilgrim Group, LLC, ING Pilgrim
                                                             Officer June      Investments, LLC, and ING Pilgrim
                                                             1998 to present   Securities, Inc. Formerly Senior Vice
                                                                               President, ING Pilgrim Group, LLC, ING
                                                                               Pilgrim Investments, LLC, and ING
                                                                               Pilgrim Securities, Inc. (since June
                                                                               1998 to December, 2001); Senior Vice
                                                                               President of most of the Pilgrim Funds
                                                                               (Since June 1998 to February 2002).
                                                                               He served in same capacity from January
                                                                               1995 - April 1997. Formerly, Chief
                                                                               Financial Officer of Endeaver Group
                                                                               (April 1997 to June 1998).

RALPH G. NORTON III               Senior Vice President      August 2001 to    Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.                                 present           Investment Officer, Fixed Income, ING
Scottsdale, Arizona  85258                                                     Pilgrim Investments, LLC (since August
Age: 42                                                                        2001).  Formerly, Senior Market
                                                                               Strategist, Aeltus Investment Management,
                                                                               Inc. (from January 2001 to August 2001);
                                                                               Chief Investment Officer, ING Mutual
                                                                               Funds Management Co. (1990 to January
                                                                               2001).

ROBERT S. NAKA                    Senior Vice President      November 1999     Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.      and Assistant Secretary.   to present        LLC (since November 1999) and ING Funds
Scottsdale, Arizona  85258                                                     Services, LLC (since August 1999); Senior
Age:  38                                                                       Vice President and Assistant Secretary of
                                                                               each of the ING Funds. Formerly Vice
                                                                               President, ING Pilgrim Investments, Inc.
                                                                               (April 1997 - October 1999), ING Pilgrim
                                                                               Group, Inc. (February 1997 - August 1999)
                                                                               and Assistant Vice President, ING Pilgrim
                                                                               Group, Inc. (August 1995-February 1997).

ROBYN L. ICHILOV                  Vice President and         August 1997 to    Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.      Treasurer.                 present           (since August 1997); Accounting Manager
Scottsdale, Arizona  85258                                                     (since November 1995); Vice

                                                              TERM OF OFFICE
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE     POSITIONS HELD WITH FUND       SERVICE                       FIVE YEARS
        ---------------------     ------------------------       -------                       ----------
Age:  34                                                                       President and Treasurer of most of the ING Funds.

KIMBERLY A. ANDERSON              Vice President and         February 2001     Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.      Secretary.                 to present        (since January 2001) and Vice President
Scottsdale, Arizona  85258                                                     and Secretary of each of the ING Funds
Age:  37                                                                       (since February 2001).  Formerly
                                                                               Assistant Vice President and Assistant
                                                                               Secretary of each of the ING Funds (August
                                                                               1999-February 2001) and Assistant Vice
                                                                               President of ING Pilgrim Group, Inc.
                                                                               (November 1999-January 2001). Ms.
                                                                               Anderson has held various other positions
                                                                               with ING Funds Services, LLC for more
                                                                               than the last five years.

LOURDES R. BERNAL                 Vice President             January 2002 to   Vice President of each of the ING Funds
7337 E. Doubletree Ranch Rd.                                 present           (since January 2002).  Vice President of
Scottsdale, Arizona  85258                                                     Tax and Compliance since January 1, 2002.
Age:  32                                                                       Prior to joining ING Investments in 2002,
                                                                               Ms. Bernal was a Senior Manager in the
                                                                               Investment Management Practice at
                                                                               PricewaterhouseCoopers LLP (from July
                                                                               2000 - December 2001), Manager at
                                                                               PricewaterhouseCoopers LLP (from July
                                                                               1998 - July 2000), Senior Associate at
                                                                               Coopers & Lybrand LLP (from July 1992
                                                                               - June 1998) and an Associate at Coopers
                                                                               & Lybrand LLP (from August 1990 - June 1992).

TODD MODIC                        Assistant Vice             August 2001 to    Assistant Vice President of each of the
7337 E. Doubletree Ranch Rd.      President                  present           ING Funds (since August 2001); Director
Scottsdale, Arizona  85258                                                     of Financial Reporting ING Investments
Age:  34                                                                       (since March 2001) Formerly Director of
                                                                               Financial Reporting Axient Communications,
                                                                               Inc (since May 2000 - January 2001) and
                                                                               Director of Finance with Rural/Metro
                                                                               Corporation (since March 1995 - May 2000).

MARIA M. ANDERSON                 Assistant Vice             August 2001 to    Assistant Vice President of each of the
7337 E. Doubletree Ranch Rd.      President                  present           ING Funds (since August 2001).  Formerly
Scottsdale, Arizona  85258                                                     Manager of Fund Accounting and Fund
Age: 43                                                                        Compliance  (Since September 1999-
                                                                               November 2001); Section Manger of Fund
                                                                               Accounting with Stein Roe Mutual Funds
                                                                               (since July 1998 - August 1999) and
                                                                               Financial Reporting Analyst with Stein
                                                                               Roe Mutual Funds (since August 1997 -
                                                                               July 1998.

                                                              TERM OF OFFICE
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE     POSITIONS HELD WITH FUND       SERVICE                       FIVE YEARS
        ---------------------     ------------------------       -------                       ----------
JEFFREY BERNSTEIN                 Senior Vice President      October 1999 to   Senior Vice President, ING Investments
7337 E. Doubletree Ranch Rd.                                 present           LLC (October 1999 to present). Formerly
Scottsdale, Arizona  85258                                                     was a portfolio manger at Northstar
Age:  35                                                                       Investment Management Corp., which
                                                                               subsequently merged into ING Investments.
                                                                               Prior to May 1998, Mr. Bernstein was a
                                                                               Portfolio Manage at Strong Capital
                                                                               Management.  From 1995 to 1997, Mr.
                                                                               Bernstein was a Portfolio Manager at
                                                                               Berkeley Capital.


BOARD OF TRUSTEES


The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.


Committees


An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. The Executive Committee held 2 meetings during the calendar year ended December 31, 2001.



The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, it financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Earley, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the calendar year ended December 31, 2001.



The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Funds for which market quotations are not available. The Valuation Committee currently consists of Ms. Gitenstein and Messrs. May, Patton, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 5 meetings during the calendar year ended December 31, 2001.



The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustees vacancies on the Board of Trustees. The Nominating Committee currently consists of Ms. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2001.



The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Funds and to make recommendations to the Board of Trustees with respect to the Funds. The Committee for the domestic equity funds currently consists of Messrs. May, Hilliard, Rieke, and Vincent. Mr. Vincent serves as Chairman of the Committee. The Investment Review Committee was established on December 17, 2001; therefore, the Investment Review Committees did not hold any meetings during 2001.

TRUSTEE OWNERSHIP OF SECURITIES



         Set forth below is the dollar range of equity securities owned by each Trustee.



                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                            SECURITIES IN ALL REGISTERED
                                                                          INVESTMENT COMPANIES OVERSEEN BY
                                DOLLAR RANGE OF EQUITY SECURITIES          TRUSTEE IN FAMILY OF INVESTMENT
       NAME OF TRUSTEE         IN THE TRUST AS OF DECEMBER 31, 2001                   COMPANIES
       ---------------         ------------------------------------                   ---------
INDEPENDENT TRUSTEES

Paul S. Doherty                                 None                               $10,001 - $50,000
J. Michael Earley                               None                                     None
R. Barbara Gitenstein                           None                                     None
Walter H. May                                   None                                 Over $100,000
Jock Patton                                     None                                 Over $100,000
David W. C. Putnam                              None                                     None
Blaine E. Rieke                                 None                              $50,001 - $100,000
Robert B. Vincent                               None                                     None
Richard A. Wedemeyer                        $1 - $10,000                           $10,001 - $50,000

TRUSTEES WHO ARE
"INTERESTED PERSONS"

Thomas J. McInerney                             None                                 $1 - $10,000
R. Glenn Hilliard                          Over $100,000                             Over $100,000
John G. Turner                                  None                                 Over $100,000



INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES



         Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Funds' Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Funds (not including registered investment companies).



                             NAME OF OWNERS
                            AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
     NAME OF TRUSTEE           TO TRUSTEE          COMPANY         TITLE OF CLASS       SECURITIES         CLASS
     ---------------           ----------          -------         --------------       ----------         -----
Paul S. Doherty                    N/A               N/A                N/A                 $0              N/A

J. Michael Earley                  N/A               N/A                N/A                 $0              N/A

R. Barbara Gitenstein              N/A               N/A                N/A                 $0              N/A

Walter H. May                      N/A               N/A                N/A                 $0              N/A

Jock Patton                        N/A               N/A                N/A                 $0              N/A

David W. C. Putnam                 N/A               N/A                N/A                 $0              N/A

Blaine E. Rieke                    N/A               N/A                N/A                 $0              N/A

Roger B. Vincent                   N/A               N/A                N/A                 $0              N/A

Richard A. Wedemeyer               N/A               N/A                N/A                 $0              N/A

COMPENSATION OF TRUSTEES


Each Fund pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on each Fund's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees



The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the Investment Advisers for the year ended December 31, 2001. (This period was chosen because the ING Funds have varying fiscal year ends). Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Fund or any other funds managed by the Investment Adviser.








                               COMPENSATION TABLE
                            (AS OF DECEMBER 31, 2001)


                                                           PENSION OR
                                                           RETIREMENT                                TOTAL COMPENSATION
                                                            BENEFITS               ESTIMATED                FROM
                                                             ACCRUED                ANNUAL               REGISTRANT
                                     AGGREGATE             AS PART OF              BENEFITS               AND FUND
           NAME OF               COMPENSATION FROM            FUND                   UPON              COMPLEX PAID TO
      PERSON, POSITION          ING EQUITY TRUST(1)         EXPENSES              RETIREMENT              TRUSTEES
      ----------------          -------------------         --------              ----------              --------
MARY A. BALDWIN(2)                      726                    N/A                    N/A                  43,688
ADVISORY BOARD MEMBER

AL BURTON(3) TRUSTEE                    71                     N/A                    N/A                   5,500

S.M.S. CHADHA(2)                        196                    N/A                    N/A                  11,250
ADVISORY BOARD MEMBER

PAUL S. DOHERTY TRUSTEE                1,098                   N/A                    N/A                  56,188

ROBERT B. GOODE, JR.(3)                 71                     N/A                    N/A                   5,500
TRUSTEE

ALAN S. GOSULE(4)                      1,098                   N/A                    N/A                  56,188
TRUSTEE

JOSEPH N. HANKIN(5)                     54                     N/A                    N/A                   4,167
TRUSTEE

WALTER H. MAY TRUSTEE                  1,278                   N/A                    N/A                  65,188

THOMAS J. MCINERNEY(6)(8)               N/A                    N/A                    N/A                    N/A
TRUSTEE

JOCK PATTON(7)  TRUSTEE                1,269                   N/A                    N/A                  64,188
DAVID W.C. PUTNAM
TRUSTEE                                1,027                   N/A                    N/A                  50,688

JACK D. REHM(5)                         54                     N/A                    N/A                   4,167
TRUSTEE

BLAINE E. RIEKE(7)   TRUSTEE           1,081                   N/A                    N/A                  54,855

JOHN R. SMITH(3) TRUSTEE                71                     N/A                    N/A                   5,500

ROBERT W. STALLINGS(3)(8)               N/A                    N/A                    N/A                       N/A
TRUSTEE

JOHN G. TURNER(8) TRUSTEE               N/A                    N/A                    N/A                       N/A

RICHARD A. WEDEMEYER(7)                1,034                   N/A                    N/A                  47,855
TRUSTEE

                                                           PENSION OR
                                                           RETIREMENT                                TOTAL COMPENSATION
                                                            BENEFITS               ESTIMATED                FROM
                                                             ACCRUED                ANNUAL               REGISTRANT
                                     AGGREGATE             AS PART OF              BENEFITS               AND FUND
           NAME OF               COMPENSATION FROM            FUND                   UPON              COMPLEX PAID TO
      PERSON, POSITION          ING EQUITY TRUST(1)         EXPENSES              RETIREMENT              TRUSTEES
      ----------------          -------------------         --------              ----------              --------
DAVID W. WALLACE (3)                    71                     N/A                    N/A                   5,500
TRUSTEE



(1) Trustee compensation includes compensation paid by funds that are not discussed in this SAI.



(2)  Resigned as Advisory Board Member on December 31, 2001.



(2)  Resigned as a Trustee effective February 26, 2001.



(3)  Resigned as a Trustee effective December 28, 2001.



(4)  Resigned as a Trustee effective March 23, 2001.



(5)  Elected as a Trustee of the ING Funds on February 26, 2001.



(6) Formerly a Trustee of ING Funds Trust. Elected as a Director/Trustee of the other ING Funds on February 26, 2001.



(7) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Directors who are interested persons do not receive any compensation from the Funds.





CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders.





As of January 31, 2002, the Trustees and officers as a group owned less than 1% of any class of each Fund's outstanding Shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding Shares of any class of the Funds, except as follows:



                                                                CLASS AND
                                                                 TYPE OF       PERCENTAGE     PERCENTAGE
       FUND                 ADDRESS                             OWNERSHIP       OF CLASS       OF FUND
Pilgrim            LPL Financial Services                        Class Q          6.52%        0.0312%
Principal          FBO Acct #5801-4755                          Beneficial
Protection Fund    9785 Towne Centre Dr                           Owner
                   San Diego, CA 92121

Pilgrim            LPL Financial Services                        Class Q          9.59%        0.0459%
Principal          FBO Acct #3905-8846                          Beneficial
Protection Fund    9785 Towne Centre Dr                           Owner
                   San Diego, CA 92121

Pilgrim            Wells Fargo Brokerage Services                Class Q         11.58%        0.0554%
Principal          FBO Acct #126638941                          Beneficial
Protection Fund    Northstar Building East, 9th Floor             Owner
                   608 2nd Ave S
                   Minneapolis, MN 55402

Pilgrim            First Clearing Corporation                    Class A          5.04%        0.6769%
Principal          FBO Carol Kerley, Acct #4719-9403            Beneficial
Protection Fund    678 Via De La Valle                            Owner
II                 Solana Beach, CA 92075

Pilgrim            NFSC FBO Douglas James Peters IRA             Class Q          6.16%        0.0016%
Principal          Acct # 679-279838                            Beneficial
Protection Fund    137 Spring Ln                                  Owner
II                 Ringgold, GA 30736

Pilgrim            Legg Mason Wood Walker Inc. FBO               Class Q         15.39%        0.0040%
Principal          Acct #364-72932-10                           Beneficial
Protection Fund    PO Box 1476                                    Owner
II                 Baltimore, MD 21202








INVESTMENT ADVISER


The investment adviser for each Fund is ING Investments, LLC ("ING Investments" or "Investment Adviser") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees of the Funds, has the overall responsibility for the management of each Fund's portfolio. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with over 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."


ING Investments, subject to the authority of the Trustees of the Funds, serves as the Investment Manager to each Fund and has overall responsibility for the management of each Fund's portfolio, subject to delegation of certain responsibilities to Aeltus as the sub-adviser for the Funds. ING Investments serves pursuant to a separate investment management agreement ("Investment Management Agreement") between ING Investments and the Trust on behalf of each Fund. The Investment Management Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each Fund. ING Investments oversees the investment management of the Sub-Adviser for each Fund.





The Investment Management Agreement requires ING Investments to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities.

ING Investments also provides investment research and analysis. The Investment Management Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.



In approving the Investment Management Agreement, the Board of Trustees considered a number of factors, including, but not limited to: (1) expected performance of the Funds; (2) the nature and quality of the services to be provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and the expenses borne by shareholders of the Funds. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



Based upon its review, the Board of Trustees has determined that the Investment Management Agreement is in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Fund, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreements.



The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by ING Investments. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



As of December 31, 2001, ING Investments had assets under management of over $17.4 billion.


Investment Advisory Fees

ING Investments bears the expense of providing its services, and pays the fees of the Sub-Adviser. For its services, ING Investments is entitled to receive an advisory fee from each Fund as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of each Fund.

Offering Phase                          0.25%
Guarantee Period                        0.80%
Index Plus LargeCap Period              0.60%

Sub-Adviser Agreement

The Investment Management Agreement for the Funds provides that the Investment Manager, with the approval of the Board, may select and employ an investment adviser to serve as a Sub-Adviser to each Fund, shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Investment Manager or its affiliates and office rent of the Trust. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the "Sub-Adviser Agreement").

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by each Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of auditors, transfer agents and dividend disbursing agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of each Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and SAIs of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Manager or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Adviser Agreement may be terminated without payment of any penalties by the Investment Manager, the Trustees, on behalf of each Fund, or the shareholders of each Fund upon 60 days' prior written notice, or by the Sub-Adviser upon three (3) months' written notice unless a Fund or the Investment Manager requests additional time, which cannot extend beyond three
(3) months of the original three (3) month notice period to find a replacement for the Sub-Adviser. Otherwise, the Sub-Adviser Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Trustees, on behalf of each Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of each Fund, who are not parties to the Sub-Adviser Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

Pursuant to a Sub-Adviser Agreement between ING Investments and Aeltus, Aeltus acts as Sub-Adviser to each Fund. In this capacity, Aeltus, subject to the supervision and control of ING Investments and the Trustees of each Fund, manages each Fund's portfolio investments, consistently with its investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Adviser Agreement are based on an annual fee as disclosed below and are paid monthly in arrears by ING Investments.


In approving the Sub-Adviser Agreement the Board of Trustees considered a number of factors, including, but not limited to: (1) expected performance of the Funds; (2) the nature and quality of the services to be provided by Aeltus; (3) the fairness of the compensation under the Sub-Adviser Agreement in light of the services provided; (4) the profitability to Aeltus from the Sub-Adviser Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of Aeltus; and the expenses borne by shareholders of the Funds.



Based upon its review, the Board of Trustees has determined that the Sub-Adviser Agreement is in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Fund, including the unanimous vote of the Independent Trustees, approved the Sub-Adviser Agreement .


Aeltus is an indirect wholly owned subsidiary of ING Group, and is an affiliate of ING Investments. Aeltus is a Connecticut Corporation formed in 1972. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103.

For its services, Aeltus is entitled to receive a sub-advisory fee from each Fund as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of each Fund.

Offering Phase                         0.125%
Guarantee Period                        0.40%
Index Plus LargeCap Period              0.30%


                        THE FINANCIAL GUARANTY AGREEMENT

Each Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the net asset value ("NAV") per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by a Fund. A shareholder who automatically reinvests all dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period less expenses incurred by the Fund which are not covered by the expense limitation agreement with the Investment Manager. Each Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA Insurance Corporation ("MBIA") pursuant to a financial guarantee insurance policy issued by MBIA to the Trust for the benefit of the shareholders of each Fund (the "Insurance Policy").

MBIA, ING Investments, Aeltus, and the Trust have entered into a Financial Guaranty Agreement specifying the rights and obligations of the parties with respect to each Fund. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for each Fund. The Financial Guaranty Agreement, which contains certain investment parameters, provides that, if ING Investments or Aeltus fails to comply with specific investment parameters during the Guarantee Period of each Fund as more fully described below, MBIA may direct the cure of the breach within a prescribed period of time. If ING Investments or Aeltus fails to do so, MBIA may direct trades on behalf of a Fund in order to bring such Fund back into compliance with these investment parameters, and consistent with such Fund's investment objective and strategies.

Aeltus, in managing each Fund during its Guarantee Period, allocates assets to the Equity and Fixed Components. The types of securities which may be held in the Equity Component or the Fixed Component are set forth in the Prospectuses and in this SAI ("Eligible Security"). In the event that, during each Fund's Guarantee Period, Aeltus acquires a security that is not an Eligible Security, MBIA has the right under the Financial Guaranty Agreement to direct the trade instructions from ING Investments or Aeltus to the custodian (the "Custodian") to ensure that the security is sold and replaced with an Eligible Security within three business days. In the event ING Investments or Aeltus does not sell the security, MBIA reserves the right to issue its own trade instructions directly to the Custodian to sell that security and replace it with an Eligible Security.

The specific formula for each Fund's allocation of assets between the Fixed and Equity Components is set forth in the Financial Guaranty Agreement. In the event that MBIA determines that the allocation of assets is inconsistent with the Financial Guaranty Agreement, MBIA can direct the Custodian to sell securities and replace them with such Eligible Securities as are necessary to bring each Fund's allocation of assets in compliance with the terms of the Financial Guaranty Agreement.

Finally, if ING Investments or Aeltus breaches any other terms of the Financial Guaranty Agreement, ING Investments or Aeltus must cure the breach within a certain number of days as specified in the Financial Guaranty Agreement. If there is written notification from MBIA of a breach and the breach remains uncured after such time, MBIA will have the right to direct the Custodian to buy and sell Eligible Securities.

After any default has been cured (whether by ING Investments, Aeltus or by changes in market prices or as a result of actions taken by MBIA), MBIA has no further right to direct the Custodian with respect to that default.

                        ADMINISTRATIVE SERVICES AGREEMENT

ING Pilgrim Group serves as Administrator for each Fund ("Administrator"), pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary for the proper conduct of each Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for each Fund under the Custodian Agreement, the transfer agent for each Fund ("Transfer Agent") under the Transfer Agency Agreement, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Manager. For its services, the Administrator is entitled to receive from each Fund (i) a fee at a rate of 0.10% of each Fund's average daily net assets, and (ii) a fee of $5.00 per year per account of each beneficial holder of shares.

                          EXPENSE LIMITATION AGREEMENT

The Investment Manager and the Sub-Adviser entered into an Expense Limitation Agreement ("Expense Limitation Agreement") with the Funds, pursuant to which the Investment Manager and the Sub-Adviser have agreed to waive or limit their fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager and the Sub-Adviser will assume other expenses so that the total annual ordinary operating expenses of the Funds which excludes interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of a Fund's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager do not exceed:


                                                       MAXIMUM OPERATING EXPENSE LIMIT
                                                  (AS A PERCENTAGE OF AVERAGE NET ASSETS)*
          FUND                                 CLASS A      CLASS B      CLASS C      CLASS Q
 -----------------------                       -------      -------      -------      -------
ING Principal Protection Fund                   1.75%        2.50%        2.50%        1.75%

ING Principal Protection Fund II                1.75%        2.50%        2.50%        1.75%

ING Principal Protection Fund III               1.75%        2.50%        2.50%        1.75%


* Effective through to the Guarantee Maturity Date.

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager, but only if, after such reimbursement, a Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement. Under the Agreement, the Investment Manager will bear up to 0.05% of each Fund's average daily net assets of any amount in excess of the percentage limitation stated above. With respect to the remaining excess amount, for so long as the fee payable to the Sub-Adviser under the Sub-Advisory Agreement is equal to 50% of the advisory fee payable to the Investment Manager, the Sub-Adviser will waive or reduce its fee and/or pay to the Investment Manager an amount that is sufficient to pay 50% of any remaining excess amount paid to a Fund by the Investment Manager.

The Expense Limitation Agreement provides that these expense limitations shall continue until the Guarantee Maturity Date. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to each Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by a Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business. After the Guarantee Maturity Date, the Sub-Adviser may also terminate this agreement with respect to its obligation.

                                    CUSTODIAN

State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as Custodian for the assets of the Funds. The Custodian does not participate in determining the investment policies of the Funds nor in deciding which securities are purchased or sold by the Funds. Each Fund may, however, invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

In addition to serving as the Custodian of each Fund's assets, the Custodian will monitor both the allocation of assets and the securities held within the Equity Component and the Fixed Component and report on the same to each of ING Investments, Aeltus and MBIA. The Custodian is authorized to accept orders from MBIA made pursuant to the Financial Guaranty Agreement.

                         THE FUND'S FINANCIAL GUARANTOR

MBIA, 113 King Street, Armonk, New York 10504, serves as the financial guarantor to the Funds pursuant to a written agreement with ING Investments, Aeltus and the Trust. Pursuant to the terms of the Financial Guaranty Agreement, MBIA will issue to the Trust, for the benefit of the shareholders of each Fund, the Insurance Policy to support each Fund's Guarantee. Each Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for each Fund. MBIA is one of the world's premier financial guarantee companies and a leading provider of investment management products and services. MBIA and its subsidiaries provide financial guarantees to municipalities and other bond issuers. MBIA also guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds and obligations of high-quality financial institutions.

                                 TRANSFER AGENT

DST Systems, Incorporated ("Transfer Agent"), P.O. Box 419368, Kansas City, Missouri 64141, serves as the Transfer Agent and dividend-paying agent to the Funds.

                              INDEPENDENT AUDITORS

KPMG LLP ("KPMG"), 355 South Grand Avenue, Los Angeles, California 90071, has been appointed independent auditor to the Funds.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS


Shares of the Funds are distributed by ING Funds Distributor, Inc. ("Distributor"), 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 pursuant to a Distribution Agreement between the Trust and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Shares of each Fund will be offered during the Offering Phase for such Fund but will not be offered during the Guarantee Period for such Fund, except in connection with reinvestment of dividends. Shares of each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period for such Fund. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the 1933 Act. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of each Board who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of each Trust. See the Prospectuses for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of each Fund.

                                 RULE 12B-1 PLAN

The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to the classes of shares offered by each Fund ("Rule 12b-1 Plan"). Each Fund intends to operate the Rule 12b-1 Plan in accordance with its terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plan, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of the different classes of shares of each Fund in amounts as set forth in the following table.


                       FEES BASED ON AVERAGE DAILY NET ASSETS
                       --------------------------------------

                     CLASS A      CLASS B     CLASS C     CLASS Q
                     -------      -------     -------     -------
Service               0.25%        0.25%       0.25%       0.25%

Distribution           n/a         0.75%       0.75%        n/a


These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of each class of shares of each Fund, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plan. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.


Under the Rule 12b-1 Plan, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The total rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B and 1.00% for Class C. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of shares.


The Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and such Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

In addition to providing for the expenses discussed above, the Rule 12b-1 Plan also recognizes that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of a Fund's Shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to: cash; merchandise; trips and financial assistance to dealers in connection with pre-approved conferences or seminars; sales or training programs for invited sales personnel; payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs; seminars for the public; advertising and sales campaigns regarding the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.35% of the value of a Fund's shares sold by the dealer during a particular period, and (2) 0.25% of the value of a Fund's shares held by the dealer's customers for more than one year, calculated on an annual basis.

The Rule 12b-1 Plan has been approved by the Board of Trustees of the Funds, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. The Rule 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. The Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Trustees or by a vote of a majority of a Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

In approving the Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of the Funds are necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plan as tailored to each class of each Fund, will benefit each Fund and its respective shareholders.

The Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board at least quarterly on the monies reimbursed to it under the Rule 12b-1 Plan, as well as to furnish the Board with such other information as may reasonably be requested in connection with the payments made under the Rule 12b-1 Plans in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plans should be continued.

                                 OTHER EXPENSES

In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of each Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

Each Fund, the Investment Manager and Distributor have adopted a Code of Ethics, as required by Rule 17j-1 of the 1940 Act, governing personal trading activities of all Trustees, officers of each Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Funds that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with each Fund's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

                        PURCHASE AND REDEMPTION OF SHARES


A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in each Prospectus under "Shareholder Guide." Shares of each Fund are purchased at the NAV of a Fund next determined after a purchase order is received by the dealer (and/or Distributor) or by a Fund's Transfer Agent, less any applicable front-end sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. All applications to purchase shares during the Offering Phase of PPF I must be received by the Transfer Agent no later than October 11, 2001 (September 5, 2001 in the case of IRA rollovers). All applications to purchase shares during the Offering Phase of PPF II must be received by the Transfer Agent no later than January 15, 2002 (December 15, 2001 in the case of IRA rollovers). ). All applications to purchase shares during the Offering Phase of PPF III must be received by the Transfer Agent no later than May 30, 2002 (April 30, 2002 in the case of IRA rollovers).


Any redemptions made from a Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. Moreover, such redemptions may be subject to a CDSC. Amounts redeemed prior to the Guarantee Maturity Date are not eligible for the Guarantee.

Certain investors may purchase shares of a Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with each Fund's investment policies and restrictions. These transactions only will be effected if the Sub-Adviser intends to retain the security in a Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing a Fund's shares, if such assets were included in the Fund's assets at the time of purchase. Each Fund reserves the right to amend or terminate this practice at any time.

During the IndexPlus LargeCap Period, Class A shares of each Fund may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in each Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of each Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.


Shares of each Fund may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the ING Fund purchased.



Additionally, Class A shares of each Fund may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that each Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Trust (or certain other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the offering price.


The officers, Trustees and bona fide full-time employees of the Trust and the officers, directors and full-time employees of the Investment Manager, any Sub-Adviser, the Distributor, any service provider to the Funds or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Sub-Adviser, may purchase Class A shares of the Funds at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the respective Fund. The Trust may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

Class A shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from Pilgrim Prime Rate Trust.


Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); and (vi) any registered investment company for which ING Investments serves as adviser.


Letters of Intent and Rights of Accumulation


An investor may immediately qualify for a reduced sales charge on the purchase of Class A shares of a Fund or any of the ING Funds which offers Class A shares, or shares with front-end sales charges, by completing the Letter of Intent section of the Account Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Account Application, with the Letter of Intent section completed, may be filed with a Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the ING Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.



An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Account Application in the Prospectuses. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the investor. By completing the Letter of Intent section of the Account Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

The value of shares of a Fund plus shares of other open-end funds distributed by the Distributor (excluding Pilgrim General Money Market Shares) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform Gift To Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.


Shares of a Fund and other open-end ING Funds (excluding Pilgrim General Money Market Shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.



For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in other ING Funds which impose a CDSC may be combined with Class A shares of a Fund for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

Redemptions

Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the Guarantee. Moreover, redemptions may be subject to a CDSC.

Payment to shareholders for shares redeemed will be made within seven days after receipt by a Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days' written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase. Redemptions made prior to the Guarantee Maturity Date may be subject to a CDSC and are not eligible for the Guarantee.

No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

The CDSC or redemption fee will be waived for certain redemptions of shares upon
(i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify a Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

Reinstatement Privilege

Each Fund allows reinstatement privileges only during the Index Plus LargeCap Period. If you sell Class B or Class C shares of a Fund during the Index Plus LargeCap Period, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge during the Index Plus LargeCap Period. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

Additional Rights

Each Fund retains certain rights, including the rights to: refuse orders to purchase shares; vary its requirements for initial or additional investments, reinvestments, retirement and employee benefit plans, sponsored arrangements and similar programs; and change or discontinue its sales charge waivers and orders acceptance practices.

                     DEALER COMMISSIONS AND OTHER INCENTIVES

In connection with the sale of shares of each Fund, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A Shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:


DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
     AMOUNT OF TRANSACTION               CLASS A
       Less than $50,000                    5.00%
      $50,000 -- $99,999                    3.75%
     $100,000 -- $249,999                   2.75%
     $250,000 -- $499,000                   2.00%
     $500,000 -- $999,999                   1.75%
      $1,000,000 and over                See below


The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A Shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A Shares that are subject to a CDSC:


                                     DEALER COMMISSION AS A PERCENTAGE OF
       AMOUNT OF TRANSACTION                   AMOUNT INVESTED
       ---------------------                   ---------------
      $1,000,000 to $2,499,000                     1.00%
      $2,500,000 to $4,999,999                     0.50%
        $5,000,000 and over                        0.25%

Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A Shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B Shares subject to a CDSC. For purchases of Class C Shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.

The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of each Board and ING Investments, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute a Fund's portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of a Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of a Fund and other investment companies, services related to the execution of trades on behalf of a Fund and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to a Fund as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom a Fund effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Funds.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Funds.

Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of each Fund and/or accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. For underwritten offerings (initial or secondary), in addition to considering the factors mentioned in the previous sentence, Aeltus may employ a rotational method for allocating securities purchased in these offerings. Prices are averaged for aggregated trades.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectuses, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. Eastern Time) during each day on which that Exchange is open for trading. As of the date of this SAI, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board. Short-term obligations maturing in less than 60 days from the date of acquisition will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus. The mortgage securities held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by or under the direction of the Board. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.


Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

Options on currencies purchased by a Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Investment Manager on that day.

The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when a Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board.

Foreign securities markets may close before a Fund determines its net asset value. European, Far Eastern or Latin American securities trading may not take place on all days on which the New York Stock Exchange is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the New York Stock Exchange is not open. Consequently, the calculation of a Fund's respective net asset values may not take place contemporaneously with the determination of the prices of securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's net asset value unless the Investment Manager, under the supervision of the Funds' Board, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class
C. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.


Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific Time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectuses.

                             SHAREHOLDER INFORMATION

Certificates representing shares of a Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Trust reserves the right, if conditions exist, that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, a Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by each Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a Fund will not be issued unless the shareholder requests them in writing.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through each Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Fund.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

Individual Retirement Accounts

Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by a Fund). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

Telephone Redemption and Exchange Privileges

As discussed in the Prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectuses.

     (1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 P.M. Eastern Time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, certain classes of shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

     (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.


     (3) ING Funds will not permit exchanges in violation of any of the terms and conditions set forth in each Fund's Prospectuses or herein.



     (4) Telephone redemption requests must meet the following conditions to be accepted by ING Funds:


          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty (30) days.

          (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.


     (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.


     (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectuses.

     (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.



     (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.


     (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to each Fund's then-current prospectuses.

     (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

                                  DISTRIBUTIONS

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then-current net asset value, with no sales charge. Each Fund's management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by a Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to a Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of a Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash. If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your distributions in cash, you should consider the appropriateness of investing in a Fund. Distributions or dividends in cash (instead of reinvesting them) will reduce the shareholder's Guaranteed Amount.

Systematic Withdrawal Plan


Systematic withdrawals may be made only during the Index Plus LargeCap Period. You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by a Fund or terminated upon written notice by the Fund.



During the period in which withdrawals are allowed, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

Exchanges

Each Fund will allow exchanges to be made during the Index Plus LargeCap Period as described in the Prospectus. It is important to know that no exchanges into the Fund will be allowed during the Guarantee Period.


You may exchange shares for shares of the same class of any other ING Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying an additional sales charge. A complete description of the manner in which shares may be exchanged appears in the Prospectus under "Shareholder Guide." A Fund will not permit exchanges in violation of any of the terms and conditions set forth in a Fund's Prospectuses or herein.


The following conditions must be met for all exchanges among the Funds: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange;
(iv) except for exchanges into the Pilgrim Money Market Fund, the account value of a Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.


Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of ING to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, ING reserves the right to reject any exchange request.


                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting a Fund. No attempt is made to present a detailed explanation of the tax treatment of a Fund and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year

(taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Taxes in Relation to the Financial Guarantee

Should it be necessary for MBIA to make a payment to a Fund, this payment will likely be considered a capital gain to such Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.

                             PERFORMANCE INFORMATION


In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of the Fund with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the ING Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, a Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of a Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.


Average Annual Total Return

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one and five years (or, if less, up to the life of a Fund), calculated pursuant to the formula:

                                 P(1 + T)n = ERV

Where:
P       =    a hypothetical initial payment of $1,000
T       =    an average annual total return
n       =    the number of years
ERV     =    the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1 or 5 year period, at the end of such period (or fractional portion thereof).

Each Fund may also from time to time include in such advertising a total return figure for its classes that is not calculated according to the formula set forth above. Specifically, a Fund may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Trust may include performance for Class B, C or Q that does not take into account the imposition of the applicable CDSC.

Reports and promotional literature may also contain the following information:
(i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio;
(v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the ING Funds and individual stocks in each Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of the Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics;
(xi) NASDAQ symbols for each class of shares of a Fund; and descriptions of the benefits of working with investment professionals in selecting investments.



In addition, reports and promotional literature may contain information concerning the Investment Manager, the Sub-Advisers, ING Pilgrim Capital Corporation, LLC ("Pilgrim Capital"), ING Pilgrim Group or affiliates of the Company, the Investment Manager, the Sub-Advisers, Pilgrim Capital or ING Pilgrim Group including: (i) performance rankings of other funds managed by the Investment Manager or a Sub-Adviser, or the individuals employed by the Investment Manager or a Sub-Adviser who exercise responsibility for the day-to-day management of a fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria;
(ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by Pilgrim Capital; (iv) the past performance of Pilgrim Capital and ING Pilgrim Group; (v) the past performance of other funds managed by the Investment Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.


                                  LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

                             REPORTS TO SHAREHOLDERS


The fiscal year of the Funds which comprise the ING Equity Trust ends on May 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

                                     PART C:
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      (1)      Declaration of Trust - previously filed as an Exhibit to the
                  Registrant's initial Form N-1A Registration Statement on June
                  15, 1998 and incorporated herein by reference.

         (2) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Certificate of Amendment of Declaration of Trust, dated June 15, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (4) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Biotechnology Fund (f.k.a.: Pilgrim Biotechnology Fund))
                  - previously filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Registration statement on Form N-1A on August 30, 2001 and incorporated herein by reference.

         (5) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (6) Establishment and Designation of Additional Series and Classes of Beneficial Interest, Par Value $0.01 per share (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

(b)      (1)      Bylaws - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

         (2) Form of Amendment to bylaws - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(c)      Not Applicable.

(d)      (1)      Form of Investment Management Agreement between Pilgrim Equity
                  Trust and Pilgrim Investments, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's
                  Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

         (2) Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (Pilgrim Principal Protection
                  Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (ING Biotechnology Fund) - to be filed by subsequent post-effective amendment.

         (4) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund
                  II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (5) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

         (6) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (7) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and AW Advisors, LLC (ING Biotechnology Fund)
                  - to be filed by subsequent post-effective amendment.

         (8) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection Fund
                  II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (9) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated herein by reference.

         (10) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC - filed herein.

         (11) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. - filed herein.

(e)      (1)      Form of Underwriting Agreement between Registrant and Pilgrim
                  Securities, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration
                  Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

         (2) Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc., as amended - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

         (4) Form of Second Amended and Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc.
                  - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (5) Form of Amended and Restated Schedule A to Second Amended and Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc. - filed herein.

(f)      Not Applicable.

(g)      (1)      Form of Custodian Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's
                  Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

         (2) Form of Custodian Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Custodian and Investment Accounting Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (4) Form of Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection
                  Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (5) Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (6) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company - filed herein.

(h)      (1)      Other Material Contracts - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on
                  June 15, 1998 and incorporated herein by reference.

         (2) Other Material Contracts - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

         (3) Form of Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. (Principal Protection
                  Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (4) Form of Amendment to Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (5) Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (6) Form of Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

         (7) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (8) Form of Financial Guaranty Agreement between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (9) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (10) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors, LLC and Pilgrim Equity Trust (ING Biotechnology Fund) - to be filed by subsequent post-effective amendment.

         (11) Form of Amended and Restated Expense Limitation Agreement among ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc., and Pilgrim Equity Trust (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (12) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC and Pilgrim Equity Trust (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated herein by reference.

         (13) Form of Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

         (14) Form of Financial Institution Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

         (15) Form of Amended Exhibit A to Transfer Agency Agreement between Pilgrim Funds and DST Systems, Inc. - filed herein.

         (16) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - filed herein.

         (17) Form of Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management and Pilgrim Equity Trust - filed herein.

(i)      (1)      Legal Opinion - filed herein.

(j)      (1)      Consent of Auditors - filed herein.

(k)      Not Applicable.

(l)      Not Applicable.

(m)      (1)      Form of 12b-1 Plan - previously filed as an Exhibit to
                  Post-Effective Amendment No. 4 to Registrant's Registration
                  Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

         (2) Form of Amended and Restated 12b-1 Plan (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated 12b-1 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

         (4) Form of Third Amended and Restated 12b-1 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (5) Form of Amended and Restated Schedules 1 and 2 to Third Amended and Restated Distribution and Service Plan (12b-1
                  Plan) - filed herein.

(n)      (1)      Form of Rule 18f-3 Plan - previously filed as an Exhibit to
                  Pre-Effective Amendment No. 4 to the Registrant's Registration
                  Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

         (2) Amended Rule 18f-3 Plan (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (4) Form of Amended and Restated Schedule A to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan - filed herein.

(o)      (1)      Pilgrim Group Funds Code of Ethics - previously filed as an
                  Exhibit to Post-Effective Amendment No. 5 to Registrant's
                  Registration Statement on Form N-1A on April 28, 2000 and incorporated herein by reference.

         (2) Aeltus Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on April 18, 2001 and incorporated herein by reference.

         (3) AW Advisors, LLC Code of Ethics - to be filed by subsequent post-effective amendment.

         (4) Brandes Investment Partners, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

         (5)      Amendment to Brandes Investment Partners, L.P. Code of Ethics
                  - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         There are no persons controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

         Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Trustee or Officer:

         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Financial Services Fund, Pilgrim Corporate Leaders Trust Fund, Pilgrim Emerging Markets Fund, Inc., Pilgrim Funds Trust, Pilgrim GNMA Income Fund, Inc., Pilgrim Growth Opportunities Fund, Pilgrim International Fund, Inc., Pilgrim Investment Funds, Inc., Pilgrim Mayflower Trust, Pilgrim Mutual Funds, Pilgrim Natural Resources Trust, Pilgrim Precious Metals Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Russia Fund, Inc., Pilgrim Senior Income Fund, Pilgrim SmallCap Opportunities Fund, ING Variable Insurance Trust, Pilgrim Variable Products Trust, USLICO Series Fund and Lexington Money Market Trust.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

         (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Pilgrim Investments, LLC, (c) ING Pilgrim Securities, Inc.,
(d) the Portfolio Managers, (e) the Custodian, (f) the Transfer Agent and
(g)-(l) the Sub-Advisers. The address of each is as follows:

         (a)      Pilgrim Equity Trust
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (b)      ING Pilgrim Investments, LLC
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (c)      ING Pilgrim Securities, Inc.
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (d)      ING Pilgrim Investments, LLC
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (e)      State Street Bank and Trust Company
                  801 Pennsylvania
                  Kansas City, Missouri  64105

         (f)      DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, Missouri  64141

         (g)      ING Investment Management Advisors B.V.
                  Schenkkade 65, 2595 AS
                  The Hague
                  The Netherlands

         (h)      Aeltus Investment Management, Inc.
                  10 State House Square
                  Hartford, Connecticut 06103-3602

         (i)      AW Advisors, LLC
                  500 N. Franklin Turnpike
                  Ramsey, NJ  07446

         (j)      Brandes Investment Partners, L.P.
                  11988 El Camino Real, Suite 200
                  San Diego, California  92130-2083

         (k)      Delta Asset Management
                  333 South Grand Avenue,
                  Los Angeles, California

                  90071

         (l)      Navellier Fund Management, Inc.
                  1 East Liberty, Third Floor
                  Reno, Nevada 89501

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual and semi-annual reports to shareholders, upon request and without charge.

450321.2.02

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 22nd day of February, 2002.

                              PILGRIM EQUITY TRUST

                              By:   /s/ Kimberly A. Anderson
                                    Kimberly A. Anderson,
                                    Vice President and Secretary




Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                      SIGNATURE                                                 TITLE                                   DATE
                      ---------                                                 -----                                   ----
                                                              Trustee and Chairman                              February 22, 2002
------------------------------------------------------
John G. Turner*

                                                              President and Chief Executive Officer             February 22, 2002
------------------------------------------------------
James M. Hennessy*

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Paul S. Doherty*

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
J. Michael Earley

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
R. Barbara Gitenstein


                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Walter H. May, Jr.*

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Thomas J. McInerney*

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Jock Patton*

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
David W.C. Putnam*

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Blaine E. Rieke*


                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Robert C. Salipante


                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Roger B. Vincent

                                                              Trustee                                           February 22, 2002
------------------------------------------------------
Richard A. Wedemeyer*

                                                              Senior Vice President and Principal               February 22, 2002
------------------------------------------------------        Financial Officer
Michael J. Roland*


*By:    /s/ Kimberly A. Anderson
        ------------------------------------
        Kimberly A. Anderson
        Vice President and Secretary
        Attorney-in-Fact**



**       Powers of Attorney for the Trustees (not including J. Michael Earley,
         R. Barbara Gitenstein, Robert C. Salipante and Roger B. Vincent), James
         M. Hennessy and Michael J. Roland were filed as part of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed on March 1, 2001 and are incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER    NAME OF EXHIBIT
(d)(10)           Form of Amended and Restated Schedule A to Investment
                  Management Agreement between Pilgrim Equity Trust and ING
                  Pilgrim Investments, LLC

(d)(11)           Form of Amended and Restated Schedule A to Sub-Adviser
                  Agreement between ING Pilgrim Investments, LLC and Aeltus
                  Investment Management, Inc.

(e)(5)            Form of Amended and Restated Schedule A to Second Amended and
                  Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc.

(g)(6)            Form of Amended and Restated Schedule A to the Custodian
                  Service and Monitoring Agreement between Pilgrim Equity Trust,
                  MBIA Insurance Corporation and State Street Bank and Trust
                  Company

(h)(15)           Form of Amended Exhibit A to Transfer Agency Agreement between
                  Pilgrim Funds and DST Systems, Inc.

(h)(16)           Form of Amended and Restated Schedule A to Third Amended and
                  Restated Administrative Services Agreement between Pilgrim
                  Equity Trust and ING Pilgrim Group, LLC

(h)(17)           Form of Amended and Restated Schedule A to Amended and
                  Restated Expense Limitation Agreement between ING Pilgrim
                  Investments, LLC, Aeltus Investment Management and Pilgrim
                  Equity Trust

(i)(1)            Legal opinion

(j)(1)            Consent of Auditors

(m)(5)            Form of Amended and Restated Schedules 1 and 2 to Third
                  Amended and Restated Distribution and Service Plan (12b-1
                  Plan)

(n)(4)            Form of Amended and Restated Schedule A to Amended and
                  Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan
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